UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04997

Delaware Group® Equity Funds V

(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Nomura Small Cap Core Fund
Class A : DCCAX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$55	1.04%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$5,475,450,464
Total number of portfolio holdings*	134
Total advisory fees paid (during reporting period)	$18,425,440
Portfolio turnover rate	9%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.94%
Financials	17.84%
Healthcare	16.78%
Information Technology	15.74%
Consumer Discretionary	10.63%
Real Estate	6.40%
Energy	5.14%
Materials	3.46%
Utilities	2.54%
Communication Services	1.52%
Consumer Staples	0.94%

Top 10 equity holdings
Semtech	4.07%
MYR Group	2.03%
Modine Manufacturing	2.00%
Axsome Therapeutics	1.84%
Travere Therapeutics	1.80%
Credo Technology Group Holding	1.78%
Silicon Laboratories	1.66%
Ligand Pharmaceuticals	1.63%
Arcosa	1.57%
ESCO Technologies	1.55%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5644301)
TSSR-DCCAX-0726

Nomura Small Cap Core Fund
Class C : DCCCX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$94	1.79%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$5,475,450,464
Total number of portfolio holdings*	134
Total advisory fees paid (during reporting period)	$18,425,440
Portfolio turnover rate	9%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.94%
Financials	17.84%
Healthcare	16.78%
Information Technology	15.74%
Consumer Discretionary	10.63%
Real Estate	6.40%
Energy	5.14%
Materials	3.46%
Utilities	2.54%
Communication Services	1.52%
Consumer Staples	0.94%

Top 10 equity holdings
Semtech	4.07%
MYR Group	2.03%
Modine Manufacturing	2.00%
Axsome Therapeutics	1.84%
Travere Therapeutics	1.80%
Credo Technology Group Holding	1.78%
Silicon Laboratories	1.66%
Ligand Pharmaceuticals	1.63%
Arcosa	1.57%
ESCO Technologies	1.55%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5644301)
TSSR-DCCCX-0726

Nomura Small Cap Core Fund
Class R : DCCRX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$68	1.29%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$5,475,450,464
Total number of portfolio holdings*	134
Total advisory fees paid (during reporting period)	$18,425,440
Portfolio turnover rate	9%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.94%
Financials	17.84%
Healthcare	16.78%
Information Technology	15.74%
Consumer Discretionary	10.63%
Real Estate	6.40%
Energy	5.14%
Materials	3.46%
Utilities	2.54%
Communication Services	1.52%
Consumer Staples	0.94%

Top 10 equity holdings
Semtech	4.07%
MYR Group	2.03%
Modine Manufacturing	2.00%
Axsome Therapeutics	1.84%
Travere Therapeutics	1.80%
Credo Technology Group Holding	1.78%
Silicon Laboratories	1.66%
Ligand Pharmaceuticals	1.63%
Arcosa	1.57%
ESCO Technologies	1.55%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5644301)
TSSR-DCCRX-0726

Nomura Small Cap Core Fund
Institutional Class : DCCIX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$42	0.79%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$5,475,450,464
Total number of portfolio holdings*	134
Total advisory fees paid (during reporting period)	$18,425,440
Portfolio turnover rate	9%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.94%
Financials	17.84%
Healthcare	16.78%
Information Technology	15.74%
Consumer Discretionary	10.63%
Real Estate	6.40%
Energy	5.14%
Materials	3.46%
Utilities	2.54%
Communication Services	1.52%
Consumer Staples	0.94%

Top 10 equity holdings
Semtech	4.07%
MYR Group	2.03%
Modine Manufacturing	2.00%
Axsome Therapeutics	1.84%
Travere Therapeutics	1.80%
Credo Technology Group Holding	1.78%
Silicon Laboratories	1.66%
Ligand Pharmaceuticals	1.63%
Arcosa	1.57%
ESCO Technologies	1.55%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5644301)
TSSR-DCCIX-0726

Nomura Small Cap Core Fund
Class R6 : DCZRX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Small Cap Core Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$36	0.69%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$5,475,450,464
Total number of portfolio holdings*	134
Total advisory fees paid (during reporting period)	$18,425,440
Portfolio turnover rate	9%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	18.94%
Financials	17.84%
Healthcare	16.78%
Information Technology	15.74%
Consumer Discretionary	10.63%
Real Estate	6.40%
Energy	5.14%
Materials	3.46%
Utilities	2.54%
Communication Services	1.52%
Consumer Staples	0.94%

Top 10 equity holdings
Semtech	4.07%
MYR Group	2.03%
Modine Manufacturing	2.00%
Axsome Therapeutics	1.84%
Travere Therapeutics	1.80%
Credo Technology Group Holding	1.78%
Silicon Laboratories	1.66%
Ligand Pharmaceuticals	1.63%
Arcosa	1.57%
ESCO Technologies	1.55%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5644301)
TSSR-DCZRX-0726

Nomura Small Cap Value Fund
Class A : DEVLX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$58	1.08%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$3,477,314,917
Total number of portfolio holdings*	102
Total advisory fees paid (during reporting period)	$11,752,785
Portfolio turnover rate	12%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	28.07%
Industrials	21.12%
Consumer Discretionary	9.02%
Real Estate	8.96%
Energy	8.46%
Information Technology	8.15%
Materials	6.17%
Utilities	5.70%
Healthcare	2.39%
Consumer Staples	0.76%

Top 10 equity holdings
TTM Technologies	2.37%
Valley National Bancorp	1.92%
TD SYNNEX	1.86%
First Financial Bancorp	1.85%
Timken	1.76%
Hancock Whitney	1.68%
Old National Bancorp	1.66%
FNB	1.58%
Columbia Banking System	1.51%
Terex	1.43%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5645125)
TSSR-DEVLX-0726

Nomura Small Cap Value Fund
Class C : DEVCX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$98	1.83%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$3,477,314,917
Total number of portfolio holdings*	102
Total advisory fees paid (during reporting period)	$11,752,785
Portfolio turnover rate	12%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	28.07%
Industrials	21.12%
Consumer Discretionary	9.02%
Real Estate	8.96%
Energy	8.46%
Information Technology	8.15%
Materials	6.17%
Utilities	5.70%
Healthcare	2.39%
Consumer Staples	0.76%

Top 10 equity holdings
TTM Technologies	2.37%
Valley National Bancorp	1.92%
TD SYNNEX	1.86%
First Financial Bancorp	1.85%
Timken	1.76%
Hancock Whitney	1.68%
Old National Bancorp	1.66%
FNB	1.58%
Columbia Banking System	1.51%
Terex	1.43%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5645125)
TSSR-DEVCX-0726

Nomura Small Cap Value Fund
Class R : DVLRX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$71	1.33%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$3,477,314,917
Total number of portfolio holdings*	102
Total advisory fees paid (during reporting period)	$11,752,785
Portfolio turnover rate	12%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	28.07%
Industrials	21.12%
Consumer Discretionary	9.02%
Real Estate	8.96%
Energy	8.46%
Information Technology	8.15%
Materials	6.17%
Utilities	5.70%
Healthcare	2.39%
Consumer Staples	0.76%

Top 10 equity holdings
TTM Technologies	2.37%
Valley National Bancorp	1.92%
TD SYNNEX	1.86%
First Financial Bancorp	1.85%
Timken	1.76%
Hancock Whitney	1.68%
Old National Bancorp	1.66%
FNB	1.58%
Columbia Banking System	1.51%
Terex	1.43%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5645125)
TSSR-DVLRX-0726

Nomura Small Cap Value Fund
Institutional Class : DEVIX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$45	0.83%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$3,477,314,917
Total number of portfolio holdings*	102
Total advisory fees paid (during reporting period)	$11,752,785
Portfolio turnover rate	12%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	28.07%
Industrials	21.12%
Consumer Discretionary	9.02%
Real Estate	8.96%
Energy	8.46%
Information Technology	8.15%
Materials	6.17%
Utilities	5.70%
Healthcare	2.39%
Consumer Staples	0.76%

Top 10 equity holdings
TTM Technologies	2.37%
Valley National Bancorp	1.92%
TD SYNNEX	1.86%
First Financial Bancorp	1.85%
Timken	1.76%
Hancock Whitney	1.68%
Old National Bancorp	1.66%
FNB	1.58%
Columbia Banking System	1.51%
Terex	1.43%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5645125)
TSSR-DEVIX-0726

Nomura Small Cap Value Fund
Class R6 : DVZRX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Small Cap Value Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$38	0.71%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$3,477,314,917
Total number of portfolio holdings*	102
Total advisory fees paid (during reporting period)	$11,752,785
Portfolio turnover rate	12%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	28.07%
Industrials	21.12%
Consumer Discretionary	9.02%
Real Estate	8.96%
Energy	8.46%
Information Technology	8.15%
Materials	6.17%
Utilities	5.70%
Healthcare	2.39%
Consumer Staples	0.76%

Top 10 equity holdings
TTM Technologies	2.37%
Valley National Bancorp	1.92%
TD SYNNEX	1.86%
First Financial Bancorp	1.85%
Timken	1.76%
Hancock Whitney	1.68%
Old National Bancorp	1.66%
FNB	1.58%
Columbia Banking System	1.51%
Terex	1.43%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5645125)
TSSR-DVZRX-0726

Nomura Wealth Builder Fund
Class A : DDIAX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$55	1.04%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$831,579,734
Total number of portfolio holdings*	711
Total advisory fees paid (during reporting period)	$2,498,974
Portfolio turnover rate	32%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	54.64%
Exchange-Traded Funds	14.17%
Corporate Bonds	13.53%
Agency Mortgage-Backed Securities	7.05%
US Treasury Obligations	3.36%
Non-Agency Commercial Mortgage-Backed Securities	2.73%
Non-Agency Collateralized Mortgage Obligations	1.06%
Collateralized Loan Obligations	1.00%
Non-Agency Asset-Backed Securities	0.81%
Municipal Bonds	0.10%
Top 10 equity holdings
NVIDIA	3.68%
Apple	2.65%
Microsoft	2.42%
Broadcom	1.74%
Alphabet Class A	1.60%
Micron Technology	1.41%
Exxon Mobil	1.40%
Cisco Systems	1.29%
Dell Technologies Class C	0.93%
QUALCOMM	0.85%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5644198)
TSSR-DDIAX-0726

Nomura Wealth Builder Fund
Class C : DDICX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$94	1.79%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$831,579,734
Total number of portfolio holdings*	711
Total advisory fees paid (during reporting period)	$2,498,974
Portfolio turnover rate	32%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	54.64%
Exchange-Traded Funds	14.17%
Corporate Bonds	13.53%
Agency Mortgage-Backed Securities	7.05%
US Treasury Obligations	3.36%
Non-Agency Commercial Mortgage-Backed Securities	2.73%
Non-Agency Collateralized Mortgage Obligations	1.06%
Collateralized Loan Obligations	1.00%
Non-Agency Asset-Backed Securities	0.81%
Municipal Bonds	0.10%
Top 10 equity holdings
NVIDIA	3.68%
Apple	2.65%
Microsoft	2.42%
Broadcom	1.74%
Alphabet Class A	1.60%
Micron Technology	1.41%
Exxon Mobil	1.40%
Cisco Systems	1.29%
Dell Technologies Class C	0.93%
QUALCOMM	0.85%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5644198)
TSSR-DDICX-0726

Nomura Wealth Builder Fund
Class R : DDDRX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$68	1.29%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$831,579,734
Total number of portfolio holdings*	711
Total advisory fees paid (during reporting period)	$2,498,974
Portfolio turnover rate	32%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	54.64%
Exchange-Traded Funds	14.17%
Corporate Bonds	13.53%
Agency Mortgage-Backed Securities	7.05%
US Treasury Obligations	3.36%
Non-Agency Commercial Mortgage-Backed Securities	2.73%
Non-Agency Collateralized Mortgage Obligations	1.06%
Collateralized Loan Obligations	1.00%
Non-Agency Asset-Backed Securities	0.81%
Municipal Bonds	0.10%
Top 10 equity holdings
NVIDIA	3.68%
Apple	2.65%
Microsoft	2.42%
Broadcom	1.74%
Alphabet Class A	1.60%
Micron Technology	1.41%
Exxon Mobil	1.40%
Cisco Systems	1.29%
Dell Technologies Class C	0.93%
QUALCOMM	0.85%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5644198)
TSSR-DDDRX-0726

Nomura Wealth Builder Fund
Institutional Class : DDIIX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$41	0.79%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$831,579,734
Total number of portfolio holdings*	711
Total advisory fees paid (during reporting period)	$2,498,974
Portfolio turnover rate	32%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	54.64%
Exchange-Traded Funds	14.17%
Corporate Bonds	13.53%
Agency Mortgage-Backed Securities	7.05%
US Treasury Obligations	3.36%
Non-Agency Commercial Mortgage-Backed Securities	2.73%
Non-Agency Collateralized Mortgage Obligations	1.06%
Collateralized Loan Obligations	1.00%
Non-Agency Asset-Backed Securities	0.81%
Municipal Bonds	0.10%
Top 10 equity holdings
NVIDIA	3.68%
Apple	2.65%
Microsoft	2.42%
Broadcom	1.74%
Alphabet Class A	1.60%
Micron Technology	1.41%
Exxon Mobil	1.40%
Cisco Systems	1.29%
Dell Technologies Class C	0.93%
QUALCOMM	0.85%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5644198)
TSSR-DDIIX-0726

Nomura Wealth Builder Fund
Class R6 : DDERX
Semiannual shareholder report | May 31, 2026
This semiannual shareholder report contains important information about Nomura Wealth Builder Fund (Fund) for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$38	0.72%
^	Annualized.
Fund statistics (as of May 31, 2026)
Fund net assets	$831,579,734
Total number of portfolio holdings*	711
Total advisory fees paid (during reporting period)	$2,498,974
Portfolio turnover rate	32%
*	Excludes cash and cash equivalents.

Fund holdings (as of May 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	54.64%
Exchange-Traded Funds	14.17%
Corporate Bonds	13.53%
Agency Mortgage-Backed Securities	7.05%
US Treasury Obligations	3.36%
Non-Agency Commercial Mortgage-Backed Securities	2.73%
Non-Agency Collateralized Mortgage Obligations	1.06%
Collateralized Loan Obligations	1.00%
Non-Agency Asset-Backed Securities	0.81%
Municipal Bonds	0.10%
Top 10 equity holdings
NVIDIA	3.68%
Apple	2.65%
Microsoft	2.42%
Broadcom	1.74%
Alphabet Class A	1.60%
Micron Technology	1.41%
Exxon Mobil	1.40%
Cisco Systems	1.29%
Dell Technologies Class C	0.93%
QUALCOMM	0.85%

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at nomuraassetmanagement.com/literature.
(5644198)
TSSR-DDERX-0726

(b) Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Multi-asset mutual fund
Nomura Wealth Builder Fund
Financial statements and other information
For the six months ended May 31, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Wealth Builder Fund	May 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.04%
Fannie Mae REMIC Series 2013-44 DI 3.00% 5/25/33 Σ, =	133,731	$ 7,904
GNMA
Series 2013-113 LY 3.00% 5/20/43	336,311	310,582
Series 2017-10 KZ 3.00% 1/20/47	1,108	981
Total Agency Collateralized Mortgage Obligations (cost $358,437)		319,467

Agency Mortgage-Backed Securities — 7.05%
Fannie Mae 3.50% 10/1/42	253,030	236,610
Fannie Mae S.F. 15 yr
2.00% 8/1/36	707,309	650,338
2.50% 7/1/36	217,809	205,166
2.50% 8/1/36	313,906	296,117
2.50% 6/1/37	531,784	500,890
3.00% 9/1/37	610,903	582,028
Fannie Mae S.F. 30 yr
2.00% 6/1/50	1,787,117	1,446,478
2.00% 2/1/51	1,148,101	920,587
2.00% 3/1/51	1,220,317	982,610
2.00% 4/1/51	6,602,053	5,330,236
2.50% 8/1/50	464,675	398,075
2.50% 8/1/51	228,741	195,687
2.50% 11/1/51	280,172	239,982
2.50% 2/1/52	1,306,285	1,115,245
2.50% 3/1/52	2,691,455	2,265,950
2.50% 4/1/52	2,037,895	1,730,971
3.00% 5/1/52	872,241	770,950
3.00% 7/1/52	2,422,128	2,117,704
3.00% 8/1/52	597,886	522,629
3.50% 1/1/46	82,974	77,788
3.50% 12/1/47	1,500,480	1,380,529
3.50% 6/1/52	1,925,820	1,752,465
3.50% 9/1/52	1,007,739	929,574
4.00% 5/1/51	337,234	318,434
5.00% 7/1/47	503,946	508,743
5.00% 8/1/53	804,771	795,650
5.50% 5/1/44	68,294	70,463
5.50% 2/1/55	342,808	344,522
5.50% 9/1/55	1,644,111	1,652,331
6.00% 9/1/55	3,277,088	3,348,236

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.50% 3/1/55	1,523,170	$ 1,582,767

Freddie Mac S.F. 15 yr 2.00% 8/1/36	1,633,135	1,500,938
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,314,824	1,859,918
2.50% 11/1/50	284,417	242,944
2.50% 5/1/51	83,421	71,314
2.50% 5/1/52	773,121	650,508
3.00% 11/1/46	621,383	558,917
4.00% 9/1/49	413,013	391,751
4.00% 3/1/54	1,034,059	968,684
4.00% 4/1/54	945,658	885,872
4.50% 10/1/52	1,853,521	1,787,166
5.00% 9/1/52	924,579	921,246
5.00% 11/1/52	119,681	118,765
5.50% 9/1/52	240,780	245,370
5.50% 3/1/53	260,484	264,696
5.50% 6/1/53	625,360	630,327
6.50% 8/1/54	207,033	215,133

GNMA I S.F. 30 yr 3.00% 8/15/45	569,413	511,623
GNMA II S.F. 30 yr
2.00% 10/20/50	2,112,691	1,736,841
2.00% 5/20/51	268,538	220,368
2.50% 7/20/51	2,537,853	2,172,452
3.00% 4/20/52	1,463,756	1,302,293
3.50% 9/20/55	1,555,391	1,401,890
4.00% 4/20/55	1,014,825	944,575
4.50% 8/20/55	1,214,002	1,168,915
5.00% 12/20/54	1,573,411	1,555,888
5.50% 2/20/55	1,504,765	1,516,902
6.00% 3/20/55	864,416	883,339
6.50% 4/20/55	621,627	647,601
Total Agency Mortgage-Backed Securities (cost $58,955,896)		58,645,991

	Principal amount°	Value (US $)

Collateralized Loan Obligations — 1.00%
AGL CLO 17 Series 2022-17A AR 144A 4.622% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	450,000	$ 449,662
AIMCO CLO 15 Series 2021-15A D1R 144A 6.43% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	290,000	291,315
AIMCO CLO 17 Series 2022-17A CR 144A 5.564% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	450,000	449,937
Bain Capital Credit CLO Series 2021-7A A1R 144A 4.644% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	600,000	600,214
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.523% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	300,000	300,215
Ballyrock CLO 27
Series 2024-27A A1A 144A 5.017% (TSFR03M + 1.35%, Floor 1.35%) 10/25/37 #, •	500,000	500,829
Series 2024-27A B 144A 5.567% (TSFR03M + 1.90%, Floor 1.90%) 10/25/37 #, •	450,000	449,683

Canyon Capital CLO Series 2019-2A AR2 144A 4.683% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	250,000	250,174
Canyon CLO Series 2020-2A AR2 144A 4.703% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	350,000	350,034
CIFC Funding Series 2025-1A D1 144A 6.166% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	150,000	149,255
Dryden 109 CLO Series 2022-109A DR 144A 6.373% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	150,000	149,537
Elmwood CLO 22 Series 2023-1A D1R 144A 6.48% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	290,000	292,233
Madison Park Funding XXVII Series 2018-27A D1R 144A 6.525% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	150,000	146,578
Magnetite XlV Series 2025-45A D1 144A 6.173% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	290,000	289,475
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 4.63% (TSFR03M + 0.95%, Floor 0.95%) 7/16/36 #, •	1,200,000	1,198,350

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Oaktree CLO Series 2020-1A D1RR 144A 6.273% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	150,000	$ 149,822
Octagon Investment Partners 51 Series 2021-1A AR 144A 4.665% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	1,150,000	1,149,673
OHA Credit Funding Series 2022-11A CR 144A 5.575% (TSFR03M + 1.90%, Floor 1.90%) 7/19/37 #, •	350,000	349,747
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.142% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	200,000	199,644
TCW CLO Series 2019-2A D1R2 144A 6.675% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	200,000	195,021
Wellington Management CLO 4 Series 2025-4A D1 144A 6.225% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •	400,000	399,276
Total Collateralized Loan Obligations (cost $8,320,000)		8,310,674

Corporate Bonds — 13.53%
Automotive — 0.17%
Allison Transmission 144A 3.75% 1/30/31 #	255,000	238,977
American Axle & Manufacturing 144A 6.375% 10/15/32 #	147,000	147,641
Clarios Global 144A 6.75% 9/15/32 #	147,000	150,700
Dana 4.50% 2/15/32	73,000	68,765
Garrett Motion Holdings 144A 7.75% 5/31/32 #	229,000	240,144
Goodyear Tire & Rubber 5.25% 7/15/31	337,000	299,366
Phinia 144A 6.625% 10/15/32 #	109,000	111,909
ZF North America Capital 144A 6.75% 4/23/30 #	175,000	174,331
		1,431,833
Banking — 3.00%
Banco Santander
4.867% 4/15/31	400,000	397,857
8.00% 2/1/34 μ, ψ	255,000	273,726

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of America
1.734% 7/22/27 μ	530,000	$ 528,042
2.884% 10/22/30 μ	20,000	18,926
3.194% 7/23/30 μ	55,000	52,707
5.489% 4/23/37 μ	255,000	253,925
5.518% 10/25/35 μ	1,517,000	1,529,109
6.204% 11/10/28 μ	280,000	286,977
6.25% 7/26/30 μ, ψ	635,000	644,944
6.625% 5/1/30 μ, ψ	185,000	191,335

Bank of Montreal 7.70% 5/26/84 μ	200,000	210,035
Bank of New York Mellon 4.942% 2/11/31 μ	285,000	288,304
Banque Federative du Credit Mutuel 144A 4.541% 1/15/31 #	290,000	286,007
Barclays 7.625% 3/15/35 μ, ψ	200,000	210,793
BPCE 144A 6.347% 1/13/47 #, μ	250,000	244,408
Citibank 5.488% 12/4/26	280,000	281,846
Citigroup
4.503% 9/11/31 μ	370,000	366,137
5.174% 9/11/36 μ	270,000	268,775
5.612% 3/4/56 μ	225,000	220,615
6.75% 2/15/30 μ, ψ	1,003,000	1,013,330
Deutsche Bank
2.552% 1/7/28 μ	335,000	331,246
4.95% 8/4/31 μ	890,000	887,880
5.297% 5/9/31 μ	235,000	237,243

Goldman Sachs Bank USA 4.656% 6/3/29 μ	240,000	240,329
Goldman Sachs Group
1.542% 9/10/27 μ	1,615,000	1,602,765
4.972% 6/3/32 μ	370,000	370,953
5.049% 7/23/30 μ	1,105,000	1,115,428
5.065% 1/21/37 μ	555,000	543,141
5.094% 4/20/34 μ	210,000	209,621
5.218% 4/23/31 μ	365,000	370,410
5.387% 2/2/41 μ	485,000	473,167
6.484% 10/24/29 μ	290,000	302,005
HSBC Holdings
4.711% 5/12/30 μ	290,000	289,436
5.208% 5/12/34 μ	410,000	409,399

Huntington Bancshares 4.623% 1/28/32 μ	120,000	118,374

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
1.47% 9/22/27 μ	770,000	$ 763,375
4.622% 4/23/32 μ	420,000	416,638
5.103% 4/22/31 μ	310,000	315,207
5.148% 4/23/37 μ	475,000	472,278
5.193% 2/5/37 μ	730,000	718,327
6.10% 7/1/31 μ, ψ	305,000	307,585
6.254% 10/23/34 μ	355,000	380,773

Mitsubishi UFJ Financial Group 4.847% 4/21/32 μ	200,000	199,745
Morgan Stanley
4.809% 4/16/32 μ	305,000	303,769
5.123% 2/1/29 μ	15,000	15,135
5.296% 4/10/37 μ	255,000	254,407
5.664% 4/17/36 μ	680,000	700,074
5.90% 3/13/47 μ	64,000	64,989
6.296% 10/18/28 μ	249,000	255,451

NatWest Markets 144A 5.022% 3/21/30 #	735,000	742,446
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	400,000	405,774
PNC Financial Services Group
2.60% 7/23/26	355,000	354,343
5.423% 1/25/41 μ	155,000	152,393

Popular 7.25% 3/13/28	240,000	249,165
Royal Bank of Canada 6.50% 11/24/85 μ	200,000	196,479
Truist Financial
1.887% 6/7/29 μ	75,000	71,185
6.123% 10/28/33 μ	10,000	10,587
6.25% 6/15/31 μ, ψ	200,000	199,994

UBS Group 144A 7.00% 2/10/30 #, μ, ψ	415,000	423,582
US Bancorp 3.00% 7/30/29	150,000	143,125
US Bank 4.73% 5/15/28 μ	275,000	275,931
Wells Fargo & Co.
4.844% 5/20/32 μ	325,000	324,802
4.96% 1/23/37 μ	166,000	162,178
6.491% 10/23/34 μ	919,000	995,363
		24,944,295
Basic Industry — 0.72%
Alumina Pty 144A 6.125% 3/15/30 #	200,000	204,546
AmeriTex HoldCo Intermediate 144A 7.625% 8/15/33 #	104,000	108,385

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)
Anglo American Capital 144A 5.25% 3/19/36 #	630,000	$ 623,907
Arsenal AIC Parent 144A 8.00% 10/1/30 #	202,000	211,905
Builders FirstSource
144A 4.25% 2/1/32 #	85,000	78,285
144A 6.375% 3/1/34 #	80,000	80,032

Capstone Copper 144A 6.75% 3/31/33 #	274,000	279,600
Carpenter Technology 144A 5.625% 3/1/34 #	193,000	191,988
Celanese US Holdings
6.50% 4/15/30	16,000	16,417
6.75% 4/15/33	137,000	141,473
7.375% 2/15/34	192,000	200,657
7.379% 7/15/32	75,000	78,897
7.70% 11/15/33	75,000	80,609

Chemours 144A 7.875% 3/15/34 #	95,000	96,430
Cleveland-Cliffs 144A 7.00% 3/15/32 #	348,000	352,249
Commercial Metals 144A 6.00% 12/15/35 #	226,000	226,583
Ecolab
5.15% 6/15/33	480,000	487,480
5.35% 6/15/36	420,000	427,203

Fortescue Treasury 144A 5.875% 4/15/30 #	355,000	361,430
K Hovnanian Enterprises 144A 8.00% 4/1/31 #	157,000	158,815
LYB International Finance III 5.875% 1/15/36	560,000	568,136
Novelis 144A 6.375% 8/15/33 #	75,000	75,772
Olin 144A 6.625% 4/1/33 #	159,000	158,032
Olympus Water US Holding 144A 7.25% 2/15/33 #	200,000	197,843
Quikrete Holdings 144A 6.75% 3/1/33 #	125,000	126,920
Standard Building Solutions 144A 6.50% 8/15/32 #	226,000	229,591
Standard Industries 144A 3.375% 1/15/31 #	220,000	200,411
		5,963,596
Brokerage — 0.51%
Blackstone Reg Finance 5.00% 12/6/34	1,630,000	1,611,951
Brookfield Asset Management 4.653% 11/15/30	360,000	356,876
Brookfield Finance 5.33% 1/15/36	215,000	212,493
Charles Schwab 5.493% 5/21/37 μ	210,000	213,054
Jefferies Financial Group
4.15% 1/23/30	170,000	164,953
5.125% 4/28/31	200,000	197,812
6.20% 4/14/34	535,000	553,379
6.45% 6/8/27	90,000	91,758
6.50% 1/20/43	70,000	70,664

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)

KKR & Co. 5.10% 8/7/35	555,000	$ 540,770
TPG Operating Group II 4.875% 5/15/31	205,000	202,849
		4,216,559
Capital Goods — 0.72%
Amentum Holdings 144A 7.25% 8/1/32 #	287,000	297,280
Amsted Industries 144A 6.375% 3/15/33 #	153,000	156,033
Ardagh Metal Packaging Finance USA 144A 6.25% 1/30/31 #	200,000	201,669
Boeing
6.259% 5/1/27	270,000	274,370
6.388% 5/1/31	90,000	96,031
6.858% 5/1/54	685,000	773,303

Bombardier 144A 8.75% 11/15/30 #	180,000	191,062
CACI International 144A 6.375% 6/15/33 #	281,000	287,557
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	244,000	234,647
Cyprium 144A 6.125% 4/15/31 #	186,000	186,529
Enpro 144A 6.125% 6/1/33 #	238,000	242,903
Esab 144A 6.25% 4/15/29 #	232,000	236,479
Goat Holdco 144A 6.75% 2/1/32 #	104,000	105,938
Honeywell Aerospace 144A 4.95% 3/16/36 #	385,000	380,971
Lsf12 Helix Parent 144A 7.125% 2/1/33 #	132,000	129,679
Manitowoc 144A 9.25% 10/1/31 #	116,000	124,641
Mauser Packaging Solutions Holding
144A 7.875% 4/15/30 #	397,000	401,306
144A 9.25% 4/15/30 #	305,000	292,519
Owens-Brockway Glass Container
144A 7.25% 5/15/31 #	50,000	49,226
144A 9.50% 6/1/33 #	50,000	51,437

RTX 4.625% 11/16/48	145,000	125,439
Sword Purchaser
144A 8.25% 4/15/33 #	127,000	130,904
144A 10.50% 4/15/34 #	54,000	56,201

Terex 144A 6.25% 10/15/32 #	215,000	218,413
TransDigm
144A 6.125% 7/31/34 #	92,000	91,735
144A 6.375% 5/31/33 #	200,000	202,162
144A 6.625% 3/1/32 #	203,000	209,046

Trivium Packaging Finance 144A 12.25% 1/15/31 #	200,000	220,830
		5,968,310

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications — 0.94%
AT&T
4.55% 11/1/32	135,000	$ 132,602
5.25% 10/30/36	125,000	123,797
5.55% 11/1/45	190,000	180,901
5.70% 11/1/54	435,000	410,596
6.00% 4/30/56	190,000	186,417
6.30% 1/15/38	375,000	400,622

CCO Holdings 144A 6.375% 9/1/29 #	280,000	281,454
Meta Platforms
5.25% 5/15/36	195,000	194,910
5.625% 11/15/55	150,000	138,408
6.30% 5/15/56	415,000	419,020
Orange
144A 4.25% 1/13/31 #	285,000	279,484
144A 4.75% 1/13/33 #	235,000	232,367
144A 5.00% 1/13/36 #	275,000	270,062

Rogers Communications 5.30% 2/15/34	925,000	920,410
SoftBank
144A 4.699% 7/9/30 #	440,000	436,120
144A 5.332% 7/9/35 #	525,000	521,528

Time Warner Cable 6.55% 5/1/37	1,005,000	1,004,439
T-Mobile USA
3.75% 4/15/27	130,000	129,510
5.125% 5/15/32	105,000	106,529
5.875% 11/15/55	110,000	108,304
Verizon Communications
4.75% 1/15/33	575,000	569,776
5.00% 1/15/36	335,000	329,137
5.875% 11/30/55	265,000	260,967
6.20% 5/14/56 μ	200,000	203,117
		7,840,477
Consumer Cyclical — 0.44%
Amazon.com
4.10% 11/20/30	235,000	231,737
4.875% 3/13/36	185,000	182,845
5.80% 3/13/56	205,000	205,340
Ford Motor Credit
6.467% 5/22/36	260,000	266,801
6.532% 3/19/32	225,000	233,529

General Motors Financial 2.35% 2/26/27	425,000	418,909

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Gildan Activewear 144A 4.70% 10/7/30 #	395,000	$ 390,653
Royal Caribbean Cruises 4.75% 5/15/33	310,000	301,985
VICI Properties
4.95% 2/15/30	1,325,000	1,325,683
5.625% 4/1/35	130,000	130,501
		3,687,983
Consumer Goods — 0.06%
Cerdia Finanz 144A 9.375% 10/3/31 #	200,000	178,000
Fiesta Purchaser
144A 7.875% 3/1/31 #	107,000	107,701
144A 9.625% 9/15/32 #	97,000	97,662
Post Holdings
144A 6.375% 3/1/33 #	75,000	74,854
144A 6.50% 3/15/36 #	75,000	74,495
		532,712
Consumer Non-Cyclical — 1.02%
Abbott Laboratories
4.30% 3/15/33	260,000	252,999
4.65% 3/15/36	530,000	515,312

Amgen 4.85% 2/19/36	265,000	259,889
Bunge Limited Finance
2.75% 5/14/31	565,000	516,554
4.20% 9/17/29	290,000	287,056
CVS Health
5.05% 3/25/48	235,000	206,356
5.45% 9/15/35	260,000	263,259
Eli Lilly & Co.
4.55% 10/15/32	230,000	229,437
4.85% 5/20/36	500,000	496,799
5.55% 10/15/55	510,000	510,110
5.60% 5/20/56	585,000	587,183

Gilead Sciences 4.60% 5/20/31	260,000	260,170
HCA 6.00% 4/1/54	775,000	758,140
JBS 144A 5.625% 3/10/37 #	620,000	618,527
Medline Borrower
144A 5.00% 6/15/31 #	385,000	384,806
144A 5.25% 6/15/33 #	225,000	225,213

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Merck & Co.
3.85% 3/15/29	160,000	$ 158,422
4.15% 3/15/31	430,000	423,168
5.20% 5/22/36	315,000	319,082
Novartis Capital
4.40% 3/18/31	205,000	204,055
4.90% 3/18/36	355,000	353,746
5.70% 3/18/56	115,000	116,737
Pfizer
4.20% 11/15/30	145,000	143,700
4.875% 11/15/35	225,000	222,588

Philip Morris International 4.875% 4/29/36	205,000	201,323
		8,514,631
Electric — 0.77%
AEP Transmission 5.40% 3/15/53	5,000	4,779
American Electric Power 6.05% 3/15/56 μ	215,000	213,313
Black Hills 4.55% 1/31/31	190,000	187,960
California Buyer 144A 6.375% 2/15/32 #	150,000	149,254
Constellation Energy Generation
144A 4.625% 2/1/29 #	95,000	94,540
5.75% 3/15/54	266,000	261,843
5.875% 1/15/66	185,000	180,413
Dominion Energy
6.20% 2/15/56 μ	165,000	166,146
Series A 6.875% 2/1/55 μ	515,000	534,388
Series B 7.00% 6/1/54 μ	590,000	628,552

Duke Energy Florida 4.20% 12/1/30	210,000	207,259
Hawaiian Electric 144A 6.00% 10/1/33 #	126,000	125,128
NextEra Energy Capital Holdings 5.65% 5/1/79 μ	55,000	55,182
NRG Energy
144A 4.734% 10/15/30 #	310,000	305,681
144A 5.407% 10/15/35 #	245,000	240,728
144A 5.75% 1/15/34 #	100,000	98,962
144A 6.00% 1/15/36 #	217,000	215,692
144A 6.25% 11/1/34 #	100,000	100,918

Pacific Gas and Electric 6.00% 5/1/56	191,000	183,656
San Diego Gas & Electric 5.20% 3/15/36	105,000	105,176
Southwestern Electric Power 4.10% 9/15/28	165,000	163,506

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Talen Energy Supply
144A 6.125% 5/1/31 #	75,000	$ 75,022
144A 6.25% 2/1/34 #	80,000	79,774
144A 6.50% 2/1/36 #	50,000	50,321
Union Electric
4.80% 3/15/36	115,000	112,095
5.55% 3/15/56	165,000	159,975
Vistra
144A 7.00% 12/15/26 #, μ, ψ	698,000	703,718
144A 8.00% 10/15/26 #, μ, ψ	245,000	247,127
Vistra Operations
144A 4.30% 7/15/29 #	215,000	211,413
144A 4.70% 1/31/31 #	175,000	172,066
144A 5.35% 1/31/36 #	295,000	288,715
144A 5.55% 4/30/36 #	100,000	99,630
		6,422,932
Energy — 1.07%
Archrock Partners 144A 6.625% 9/1/32 #	220,000	225,313
Bristow Group 144A 6.75% 2/1/33 #	92,000	92,998
Cheniere Energy 144A 5.20% 7/30/36 #	170,000	167,555
Crescent Energy Finance 144A 8.375% 1/15/34 #	96,000	100,751
Diamondback Energy 5.75% 4/18/54	145,000	142,554
Enbridge
4.90% 6/20/30	155,000	156,336
5.55% 6/20/35	245,000	251,219
6.70% 11/15/53	420,000	464,143
7.20% 6/27/54 μ	420,000	448,537
Energy Transfer
5.25% 4/15/29	170,000	173,008
6.30% 1/15/56	340,000	343,606
6.50% 2/15/56 μ	435,000	438,935
6.75% 2/15/56 μ	445,000	453,676
Genesis Energy
6.75% 3/15/34	96,000	96,417
7.875% 5/15/32	45,000	46,818

Gulfport Energy Operating 144A 6.75% 9/1/29 #	226,000	232,164
Hilcorp Energy I
144A 6.00% 4/15/30 #	367,000	365,066
144A 6.00% 2/1/31 #	49,000	48,308
144A 6.25% 4/15/32 #	83,000	81,778

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Kinder Morgan 5.95% 8/1/54	300,000	$ 302,075
Matador Resources 144A 6.25% 4/15/33 #	159,000	159,945
Murphy Oil 6.00% 10/1/32	87,000	87,579
Nabors Industries
144A 7.625% 11/15/32 #	110,000	114,745
144A 8.875% 8/15/31 #	34,000	35,666

NGL Energy Operating 144A 8.375% 2/15/32 #	220,000	231,301
Noble Finance II 144A 8.00% 4/15/30 #	165,000	171,643
ONEOK 5.70% 11/1/54	90,000	83,973
Permian Resources Operating 144A 7.00% 1/15/32 #	141,000	147,081
Rockies Express Pipeline 144A 6.75% 3/15/33 #	162,000	168,794
Schlumberger
4.80% 5/7/33	70,000	69,914
5.15% 5/7/36	205,000	205,165
SM Energy
144A 6.625% 4/15/34 #	92,000	92,549
144A 8.625% 11/1/30 #	245,000	259,165
Sunoco
144A 6.25% 7/1/33 #	75,000	76,322
144A 7.25% 5/1/32 #	129,000	135,099
Transocean International
144A 7.875% 10/15/32 #	193,000	206,016
144A 8.50% 5/15/31 #	53,000	56,019
USA Compression Partners
144A 6.25% 10/1/33 #	203,000	203,860
144A 7.125% 3/15/29 #	338,000	348,390

Valero Energy 5.15% 3/10/36	785,000	777,526
Venture Global LNG
144A 7.00% 1/15/30 #	104,000	106,723
144A 8.375% 6/1/31 #	202,000	210,306
Venture Global Plaquemines LNG
144A 6.125% 12/15/30 #	89,000	91,459
144A 6.50% 1/15/34 #	75,000	78,459
144A 7.50% 5/1/33 #	119,000	131,390
		8,880,346
Financials — 1.04%
AerCap Ireland Capital DAC 4.75% 1/15/33	210,000	205,865
Apollo Debt Solutions 6.70% 7/29/31	1,260,000	1,289,640
Ares Capital 5.10% 1/15/31	440,000	428,404

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)
Aviation Capital Group
144A 4.80% 10/24/30 #	730,000	$ 724,337
144A 4.875% 1/28/33 #	240,000	233,206
Avolon Holdings Funding
144A 4.85% 4/1/33 #	250,000	242,139
144A 4.95% 1/15/28 #	150,000	150,642

Azorra Finance 144A 7.75% 4/15/30 #	226,000	235,497
Blackstone Private Credit Fund
5.05% 9/10/30	190,000	182,607
5.35% 3/12/31	165,000	159,272
5.60% 11/22/29	755,000	746,901

Blue Owl Credit Income 6.60% 9/15/29	759,000	765,093
Coinbase Global
144A 3.375% 10/1/28 #	80,000	76,820
144A 3.625% 10/1/31 #	100,000	88,304

CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	210,000	206,984
Focus Financial Partners 144A 6.75% 9/15/31 #	218,000	219,820
FTAI Aviation Investors 144A 7.00% 6/15/32 #	226,000	233,705
Icahn Enterprises
5.25% 5/15/27	100,000	98,977
9.75% 1/15/29	50,000	49,648
144A 10.00% 11/15/29 #	50,000	50,116

Jefferies Finance 144A 6.625% 10/15/31 #	200,000	197,403
OneMain Finance
6.625% 5/15/29	150,000	152,526
6.75% 9/15/33	92,000	90,258
7.125% 9/15/32	52,000	52,467
7.875% 3/15/30	75,000	78,096
PennyMac Financial Services
144A 6.875% 5/15/32 #	104,000	101,921
144A 6.875% 2/15/33 #	153,000	148,767

Shift4 Payments 144A 6.75% 8/15/32 #	325,000	325,048
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	370,000	363,818
Sumisho Air Lease
4.65% 6/15/26 μ, ψ	165,000	164,922
144A 4.85% 3/24/31 #	165,000	163,547
144A 5.50% 3/24/36 #	80,000	79,852

UBS Group 144A 6.85% 9/10/29 #, μ, ψ	200,000	205,106

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)

UWM Holdings 144A 6.25% 3/15/31 #	142,000	$ 130,484
		8,642,192
Healthcare — 0.35%
Acadia Healthcare 144A 7.375% 3/15/33 #	310,000	318,394
AMN Healthcare 144A 6.50% 1/15/31 #	147,000	147,873
AthenaHealth Group 144A 6.50% 2/15/30 #	67,000	64,644
CHS
144A 4.75% 2/15/31 #	300,000	276,079
144A 9.75% 1/15/34 #	159,000	166,977
DaVita
144A 3.75% 2/15/31 #	171,000	159,085
144A 4.625% 6/1/30 #	141,000	137,082

GENMAB 144A 6.25% 12/15/32 #	200,000	203,899
Global Medical Response 144A 7.375% 10/1/32 #	179,000	186,109
Medline Borrower 144A 5.25% 10/1/29 #	128,000	127,850
Molina Healthcare 144A 6.50% 2/15/31 #	135,000	137,064
Opal Bidco 144A 6.50% 3/31/32 #	200,000	203,910
Raven Acquisition Holdings 144A 6.875% 11/15/31 #	171,000	167,808
Surgery Center Holdings 144A 7.25% 4/15/32 #	232,000	232,833
Tenet Healthcare 144A 5.50% 11/15/32 #	346,000	344,813
		2,874,420
Insurance — 0.52%
Acrisure 144A 6.75% 7/1/32 #	208,000	201,049
Amynta Agency Borrower and Amynta Warranty Borrower 144A 7.50% 7/15/33 #	161,000	156,301
Ardonagh Finco 144A 7.75% 2/15/31 #	320,000	322,971
Asurion 144A 8.375% 2/1/34 #	80,000	78,247
Athene Holding 6.875% 6/28/55 μ	230,000	222,808
Beacon Funding Trust 144A 6.266% 8/15/54 #	430,000	436,387
Henneman Trust 144A 6.58% 5/15/55 #	415,000	434,744
Howden UK Refinance 144A 8.125% 2/15/32 #	200,000	185,152
HUB International 144A 7.375% 1/31/32 #	147,000	150,685
Jones Deslauriers Insurance Management
144A 6.875% 10/1/33 #	165,000	153,988
144A 8.50% 3/15/30 #	79,000	80,636

Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	1,325,000	1,337,184
New York Life Global Funding 144A 5.45% 9/18/26 #	575,000	577,491
		4,337,643

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Leisure — 0.24%
Boyd Gaming 144A 4.75% 6/15/31 #	306,000	$ 295,183
Caesars Entertainment
144A 6.00% 10/15/32 #	220,000	197,177
144A 6.50% 2/15/32 #	165,000	161,015
144A 7.00% 2/15/30 #	586,000	593,374

Carnival 144A 6.125% 2/15/33 #	131,000	132,790
Hilton Domestic Operating 144A 5.875% 3/15/33 #	75,000	75,893
Life Time 144A 6.00% 11/15/31 #	220,000	223,636
Lindblad Expeditions 144A 7.00% 9/15/30 #	101,000	104,026
Six Flags Entertainment
144A 6.625% 5/1/32 #	147,000	150,324
144A 8.625% 1/15/32 #	39,000	40,082
		1,973,500
Media — 0.46%
AMC Global Media 144A 10.50% 7/15/32 #	50,000	51,799
Arches Buyer 144A 6.125% 12/1/28 #	95,000	92,229
CCO Holdings
144A 4.50% 8/15/30 #	335,000	312,019
4.50% 5/1/32	110,000	96,600
144A 5.375% 6/1/29 #	82,000	80,541
144A 7.00% 2/1/33 #	146,000	142,807

Cimpress 144A 7.375% 9/15/32 #	150,000	151,901
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	116,000	121,811
CMG Media 144A 8.875% 6/18/29 #	200,000	161,523
CSC Holdings
144A 4.50% 11/15/31 #	200,000	113,669
144A 5.00% 11/15/31 #	200,000	48,000
Directv Financing
144A 9.25% 6/1/32 #	50,000	51,365
144A 10.00% 2/15/31 #	125,000	130,891
Gray Media
144A 5.375% 11/15/31 #	257,000	184,648
144A 7.25% 8/15/33 #	88,000	87,338
McGraw-Hill Education
144A 7.375% 9/1/31 #	263,000	268,801
144A 8.00% 8/1/29 #	130,000	130,595

Midcontinent Communications 144A 8.00% 8/15/32 #	215,000	203,184
Nexstar Media 144A 6.50% 9/15/33 #	125,000	126,085
OAK-Eagle Acquireco 144A 7.25% 7/1/33 #	126,184	131,666

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)

Sirius XM Radio 144A 4.00% 7/15/28 #	293,000	$ 285,573
Snap 144A 6.875% 3/1/33 #	220,000	218,216
Stagwell Global 144A 5.625% 8/15/29 #	332,000	323,359
Univision Communications 144A 7.375% 6/30/30 #	226,000	225,244
Versant Media Group 144A 7.25% 1/30/31 #	39,000	40,542
		3,780,406
Real Estate — 0.17%
Forestar Group 144A 6.50% 3/15/33 #	110,000	110,494
Iron Mountain 144A 4.50% 2/15/31 #	392,000	374,585
Millrose Properties 144A 6.375% 8/1/30 #	159,000	161,347
RHP Hotel Properties 144A 6.50% 6/15/33 #	215,000	221,264
Rithm Capital
144A 8.00% 4/1/29 #	50,000	50,169
144A 8.50% 6/1/31 #	50,000	49,973

Simon Property Group 2.65% 2/1/32	420,000	375,406
Starwood Property Trust 144A 6.50% 7/1/30 #	69,000	70,670
		1,413,908
Retail — 0.18%
Asbury Automotive Group
144A 4.625% 11/15/29 #	80,000	77,736
4.75% 3/1/30	208,000	202,831
Bath & Body Works
6.875% 11/1/35	174,000	174,253
6.95% 3/1/33	136,000	135,284

Magnera 144A 7.25% 11/15/31 #	297,000	287,120
Michaels
144A 8.50% 3/15/33 #	222,000	216,935
144A 11.00% 3/15/34 #	57,000	53,943

Victra Holdings 144A 8.75% 9/15/29 #	171,000	177,614
William Carter 144A 7.375% 2/15/31 #	141,000	145,827
		1,471,543
Services — 0.21%
Allied Universal Holdco 144A 7.875% 2/15/31 #	200,000	209,279
EquipmentShare.com 144A 8.00% 3/15/33 #	100,000	104,069
Herc Holdings
144A 6.00% 3/15/34 #	96,000	95,466
144A 7.00% 6/15/30 #	67,000	69,658
144A 7.25% 6/15/33 #	49,000	51,165

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services (continued)
Neptune Bidco US
144A 9.29% 4/15/29 #	100,000	$ 102,312
144A 9.50% 2/15/33 #	50,000	51,210

QXO Building Products 144A 6.75% 4/30/32 #	53,000	54,039
Resideo Funding 144A 6.50% 7/15/32 #	192,000	193,269
Staples 144A 10.75% 9/1/29 #	180,000	171,398
Synergy Infrastructure Holdings 144A 7.875% 12/1/30 #	77,000	80,865
White Cap Supply Holdings 144A 7.375% 11/15/30 #	359,000	358,111
Williams Scotsman 144A 6.625% 4/15/30 #	215,000	221,291
		1,762,132
Technology — 0.36%
Broadcom 4.20% 10/15/30	80,000	78,824
CDW 3.276% 12/1/28	50,000	47,957
Foundry JV Holdco
144A 6.10% 1/25/36 #	95,000	99,938
144A 6.15% 1/25/32 #	275,000	289,419
Leidos
5.00% 3/15/36	545,000	528,361
5.40% 3/15/32	490,000	500,029
Oracle
4.70% 9/27/34	125,000	116,148
5.70% 2/4/36	410,000	402,976
5.875% 9/26/45	685,000	613,023
6.70% 2/4/56	170,000	163,848

QTS Fayetteville I Dc1-2 144A 5.70% 4/15/36 #	175,000	170,408
		3,010,931
Technology & Electronics — 0.13%
Black Pearl Compute 144A 6.125% 2/15/31 #	92,000	93,717
Capstone Borrower 144A 8.00% 6/15/30 #	234,000	230,408
Cipher Compute 144A 7.125% 11/15/30 #	61,000	63,666
Cloud Software Group 144A 6.50% 3/31/29 #	277,000	275,038
ION Platform Finance US 144A 7.875% 9/30/32 #	200,000	155,139
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	153,000	156,002
WULF Compute 144A 7.75% 10/15/30 #	79,000	83,056
Zebra Technologies 144A 6.50% 6/1/32 #	61,000	61,914
		1,118,940

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Telecommunications — 0.30%
Connect Finco 144A 9.00% 9/15/29 #		275,000	$ 290,721
CoreWeave
144A 9.00% 2/1/31 #		75,000	76,138
144A 9.75% 10/1/31 #		125,000	129,003

Iliad Holding 144A 8.50% 4/15/31 #		435,000	461,042
Level 3 Financing
144A 7.00% 3/31/34 #		125,000	129,651
144A 7.50% 2/15/37 #		75,000	77,373

Meridian Arc Holdco 144A 6.25% 4/30/31 #		125,000	125,710
Rogers Communications 7.125% 4/15/55 μ		184,000	190,865
Sable International Finance 144A 7.125% 10/15/32 #		200,000	198,168
Uniti Services 144A 7.50% 10/15/33 #		147,000	154,814
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		405,000	342,323
VZ Secured Financing 144A 5.00% 1/15/32 #		200,000	173,793
Windstream Services 144A 8.25% 10/1/31 #		125,000	131,975
			2,481,576
Transportation — 0.15%
Babcock International Group 1.375% 9/13/27 ■	EUR	200,000	228,896
FedEx 3.25% 5/15/41		330,000	251,526
Fedex Freight Holding
144A 4.95% 3/15/33 #		235,000	230,630
144A 5.25% 3/15/36 #		185,000	180,546

Genesee & Wyoming 144A 6.25% 4/15/32 #		331,000	336,401
United Airlines Holdings 5.375% 3/1/31		46,000	45,552
			1,273,551
Total Corporate Bonds (cost $112,841,290)			112,544,416

Municipal Bonds — 0.10%
Bay Area, California Toll Authority Revenue (Build America Bonds) Series S-3 6.907% 10/1/50		185,000	206,643
New Jersey Turnpike Authority Revenue (Build America Bonds) Series A 7.102% 1/1/41		105,000	119,569
South Carolina Public Service Authority Revenue Series D 4.77% 12/1/45		60,000	54,493

Schedule of investments
Nomura Wealth Builder Fund
	Principal amount°	Value (US $)

Municipal Bonds (continued)
Wisconsin Public Finance Authority Senior Lien Toll Revenue (Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	425,000	$ 472,035
Total Municipal Bonds (cost $914,578)		852,740

Non-Agency Asset-Backed Securities — 0.81%
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	500,000	485,304
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	250,000	245,672
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	243,125	230,907
GMF Floorplan Owner Revolving Trust Series 2023-1 A1 144A 5.34% 6/15/28 #	150,000	150,094
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	500,000	501,144
Hyundai Auto Receivables Trust Series 2025-D A2A 4.03% 11/15/28	480,000	480,001
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.255% 1/15/87 #, =, ♦	1,300,000	130
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,006,212
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	1,600,000	1,608,256
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	340,138	340,817
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	420,000	424,654
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	461,775	452,691
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	100,000	99,723
Toyota Auto Receivables Owner Trust Series 2024-A A3 4.83% 10/16/28	109,205	109,664
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	590,856	594,554
Total Non-Agency Asset-Backed Securities (cost $7,838,220)		6,729,823

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations — 1.06%
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.112% (SOFR + 1.50%) 10/25/43 #, •	216,837	$ 217,041
Series 2025-R01 1M2 144A 5.112% (SOFR + 1.50%) 1/25/45 #, •	510,000	510,911
Series 2025-R02 1M2 144A 5.212% (SOFR + 1.60%) 2/25/45 #, •	980,000	982,748
Series 2025-R03 2M1 144A 5.212% (SOFR + 1.60%) 3/25/45 #, •	79,078	79,168
Series 2025-R04 1M2 144A 5.112% (SOFR + 1.50%) 5/25/45 #, •	485,000	486,885
Series 2025-R05 2M2 144A 5.212% (SOFR + 1.60%) 7/25/45 #, •	230,000	230,763
Series 2025-R06 1B1 144A 5.462% (SOFR + 1.85%) 9/25/45 #, •	824,722	829,337
Series 2026-R01 2M2 144A 4.962% (SOFR + 1.35%) 1/25/46 #, •	700,000	699,349
Series 2026-R02 1M2 144A 5.112% (SOFR + 1.50%) 2/25/46 #, •	370,000	371,040
Series 2026-R03 2M2 144A 5.162% (SOFR + 1.55%) 4/25/46 #, •	280,000	280,613
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 5.462% (SOFR + 1.85%) 11/25/43 #, •	254,679	256,264
Series 2024-DNA3 M2 144A 5.062% (SOFR + 1.45%) 10/25/44 #, •	164,682	164,682
Series 2025-DNA2 M2 144A 5.112% (SOFR + 1.50%) 5/25/45 #, •	180,000	180,113
Series 2025-DNA3 M2 144A 5.112% (SOFR + 1.50%) 9/25/45 #, •	230,000	230,635
Series 2025-DNA4 M2 144A 5.162% (SOFR + 1.55%) 10/25/45 #, •	1,300,000	1,304,178
Series 2026-DNA2 B1 144A 5.712% (SOFR + 2.10%) 3/25/46 #, •	660,000	666,007
Series 2026-DNA2 M2 144A 5.212% (SOFR + 1.60%) 3/25/46 #, •	325,000	325,633
Series 2026-HQA1 M2 144A 5.143% (SOFR + 1.50%) 5/25/46 #, •	150,000	150,047
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.321% 6/25/29 #, •	42,373	41,713
Series 2014-2 B2 144A 3.321% 6/25/29 #, •	42,372	41,696
Series 2015-4 B1 144A 3.507% 6/25/45 #, •	64,314	59,892
Series 2015-4 B2 144A 3.507% 6/25/45 #, •	64,314	59,722

Schedule of investments
Nomura Wealth Builder Fund
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Trust
Series 2015-5 B2 144A 5.216% 5/25/45 #, •		518	$ 517
Series 2015-6 B1 144A 3.509% 10/25/45 #, •		46,555	45,167
Series 2015-6 B2 144A 3.509% 10/25/45 #, •		46,555	45,128

Sequoia Mortgage Trust Series 2015-1 B2 144A 3.931% 1/25/45 #, •		11,307	11,036
Structured Agency Credit Risk Series 2026-DNA1 M2 144A 4.912% (SOFR + 1.30%) 2/25/46 #, •		290,000	290,088
Towd Point Mortgage Trust Series 2018-1 A1 144A 3.00% 1/25/58 #, •		686	684
WST Trust Series 2019-1 A 5.378% (BBSW1M + 1.08%) 8/18/50 •	AUD	355,623	256,340
Total Non-Agency Collateralized Mortgage Obligations (cost $8,783,758)			8,817,397

Non-Agency Commercial Mortgage-Backed Securities — 2.73%
1301 Trust Series 2025-1301 A 144A 5.059% 8/11/42 #, •		1,450,000	1,451,468
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •		95,000	92,749
Series 2019-BN20 A3 3.011% 9/15/62		250,000	236,339
Series 2020-BN25 A5 2.649% 1/15/63		850,000	786,988
Series 2020-BN26 A4 2.403% 3/15/63		650,000	595,162

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •		340,000	335,355
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53		850,000	767,005
Series 2020-B18 A5 1.925% 7/15/53		1,000,000	886,005
Series 2021-B24 A5 2.584% 3/15/54		260,000	233,406
Series 2021-B25 A5 2.577% 4/15/54		1,450,000	1,301,154
Series 2022-B32 B 3.202% 1/15/55 •		550,000	458,298
Series 2022-B33 A5 3.458% 3/15/55 •		1,200,000	1,109,095
Series 2022-B34 A5 3.786% 4/15/55 •		350,000	323,451
Series 2022-B35 A5 4.442% 5/15/55 •		475,000	459,496
Series 2022-B36 A5 4.47% 7/15/55 •		550,000	530,389

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.127% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •		1,065,000	1,067,661

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57	250,000	$ 235,637
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	100,000	99,576
FREMF Mortgage Trust Series 2020-K737 B 144A 3.327% 1/25/53 #, •	2,000,000	1,984,064
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	1,500,000	1,338,364
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	347,353
Series 2017-GS6 A3 3.433% 5/10/50	515,000	509,052
Series 2019-GC39 A4 3.567% 5/10/52	580,000	555,611
Series 2019-GC42 A4 3.001% 9/10/52	1,280,000	1,209,717

IRV Trust Series 2025-200P A 144A 5.295% 3/14/47 #, •	1,100,000	1,110,808
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	350,000	344,803
LBTY Commercial Mortgage Trust Series 2026-225L A 144A 4.593% 2/10/43 #, •	1,550,000	1,525,007
LEX Trust Series 2026-450 A 144A 4.977% (TSFR01M + 1.35%, Floor 1.35%) 3/15/43 #, •	1,045,000	1,047,613
MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.754% 10/15/42 #, •	900,000	895,273
NYC Trust Series 2026-9W57 B 144A 5.353% 6/6/40 #, •	350,000	349,639
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	470,525	469,669
Total Non-Agency Commercial Mortgage-Backed Securities (cost $23,279,069)		22,656,207

US Treasury Obligations — 3.36%
US Treasury Bonds
4.75% 5/15/55	7,170,000	6,902,525
5.00% 5/15/45	1,225,000	1,230,192
US Treasury Notes
3.875% 4/30/31	3,920,000	3,874,981
4.375% 5/15/36	16,040,000	15,958,547
Total US Treasury Obligations (cost $27,864,357)		27,966,245

Schedule of investments
Nomura Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks — 54.64%♣
Communication Services — 4.23%
Alphabet Class A	35,080	$ 13,342,327
Alphabet Class C	18,349	6,907,114
AT&T	183,810	4,558,488
Meta Platforms Class A	7,496	4,741,295
Verizon Communications	117,686	5,626,568
		35,175,792
Consumer Discretionary — 4.10%
Amazon.com †	14,885	4,028,476
Best Buy	43,670	3,404,077
Booking Holdings	19,700	3,298,371
eBay	33,537	3,664,588
Expedia Group	4,657	1,051,504
Ford Motor	107,246	1,870,370
Lowe's	13,511	2,896,218
NIKE Class B	53,682	2,481,719
Ross Stores	24,805	5,748,063
TJX	36,380	5,629,805
		34,073,191
Consumer Staples — 2.09%
Altria Group	76,139	5,297,752
PepsiCo	21,229	3,061,009
Philip Morris International	32,080	5,690,350
Procter & Gamble	23,318	3,347,532
		17,396,643
Energy — 2.33%
Chevron	25,438	4,641,417
Expand Energy	16,498	1,533,984
Exxon Mobil	80,337	11,669,753
International Seaways	19,563	1,510,068
		19,355,222
Financials — 9.67%
Ameriprise Financial	7,822	3,486,344
Artisan Partners Asset Management Class A	38,684	1,448,329
Bank of America	71,250	3,676,500
Bank of New York Mellon	19,997	2,788,182
Blackrock	4,990	5,223,931
Blackstone	24,187	2,829,153
Charles Schwab	33,903	2,961,427
Citizens Financial Group	69,309	4,315,178

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Corebridge Financial	119,482	$ 3,226,014
Fidelity National Financial	54,908	2,599,894
Fifth Third Bancorp	52,413	2,616,981
Huntington Bancshares	170,317	2,786,386
Intercontinental Exchange	21,500	3,178,775
KeyCorp	240,166	5,122,741
Marsh & McLennan	18,600	2,975,442
MetLife	52,322	4,326,506
MNSN Holdings =, †	115	6,843
PNC Financial Services Group	13,250	2,929,840
Principal Financial Group	49,970	5,177,892
Progressive	16,500	3,141,600
Prudential Financial	10,652	1,072,017
Regions Financial	57,096	1,598,688
Sberbank of Russia PJSC =, †	52,870	0
State Street	29,819	4,641,029
Synchrony Financial	66,932	4,781,622
Wells Fargo & Co.	44,800	3,473,792
		80,385,106
Healthcare — 6.14%
AbbVie	31,596	6,879,081
Bristol-Myers Squibb	78,245	4,474,049
Cardinal Health	26,357	5,187,058
Cencora	14,353	3,866,124
Cigna Group	11,282	3,129,627
Gilead Sciences	37,571	5,050,669
Johnson & Johnson	14,025	3,160,253
McKesson	5,975	4,436,079
Merck & Co.	50,419	5,985,744
Pfizer	164,305	4,301,505
Thermo Fisher Scientific	6,308	3,106,753
Zoetis	18,800	1,460,572
		51,037,514
Industrials — 3.52%
Carrier Global	51,696	3,301,823
Comfort Systems USA	2,028	3,707,610
CSX	75,804	3,430,889
Dover	15,244	3,221,972
Jacobs Solutions	25,041	3,001,414
Lockheed Martin	2,926	1,552,097

Schedule of investments
Nomura Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Masco	52,684	$ 3,701,051
Northrop Grumman	5,770	3,252,434
United Parcel Service Class B	38,902	4,150,454
		29,319,744
Information Technology — 20.24%
Accenture Class A	7,767	1,452,973
Analog Devices	9,361	3,874,050
Apple	70,698	22,062,018
Broadcom	32,469	14,506,175
CDW	23,345	2,928,630
Cisco Systems	88,870	10,701,725
Dell Technologies Class C	18,305	7,704,758
HP	117,648	3,181,202
Lam Research	20,708	6,588,871
Micron Technology	12,077	11,726,767
Microsoft	44,692	20,122,126
Monolithic Power Systems	3,185	4,988,379
NetApp	34,669	6,042,460
NVIDIA	144,772	30,567,160
Qnity Electronics	21,942	3,422,952
QUALCOMM	28,069	7,045,880
Seagate Technology Holdings	7,630	6,712,874
Teledyne Technologies †	5,837	3,617,948
Texas Instruments	3,536	1,080,885
		168,327,833
Materials — 1.04%
Amcor	33,371	1,295,462
DuPont de Nemours	80,643	3,904,734
PPG Industries	30,359	3,429,960
		8,630,156
Real Estate — 0.40%
Prologis	23,285	3,340,699
		3,340,699

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities — 0.88%
Duke Energy	27,977	$ 3,433,617
Edison International	55,874	3,907,828
		7,341,445
Total Common Stocks (cost $274,455,134)		454,383,345

Preferred Stock — 0.01%♣
Financials — 0.01%
SVB Financial Trust 11/7/29 †	133	63,840
		63,840
Total Preferred Stock (cost $59,525)		63,840

Exchange-Traded Funds — 14.17%
iShares Core MSCI Pacific ETF	286,231	23,757,173
iShares Core US Aggregate Bond ETF	83,443	8,265,864
iShares iBoxx High Yield Corporate Bond ETF	175,932	14,129,099
Vanguard S&P 500 ETF	103,070	71,684,154
Total Exchange-Traded Funds (cost $110,073,347)		117,836,290

Short-Term Investments — 1.14%
Money Market Mutual Funds — 1.14%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.51%)	2,360,787	2,360,787
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.51%)	2,360,787	2,360,787
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.55%)	2,360,788	2,360,788

Schedule of investments
Nomura Wealth Builder Fund
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.54%)	2,360,788	$ 2,360,788
Total Short-Term Investments (cost $9,443,150)		9,443,150
Total Value of Securities—99.64% (cost $643,186,761)		828,569,585

Receivables and Other Assets Net of Liabilities—0.36%		3,010,149
Net Assets Applicable to 48,918,455 Shares Outstanding—100.00%		$831,579,734
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to consolidated financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2026, the aggregate value of Rule 144A securities was $82,256,301, which represents 9.89% of the Fund’s net assets. See Note 9 in “Notes to consolidated financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at May 31, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.

■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

The following futures contracts were outstanding at May 31, 2026:1
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
110	$22,721,875	$22,674,870	9/30/26	$47,005	$—	$3,437
US Treasury 5 yr Notes
160	17,153,750	17,068,504	9/30/26	85,246	—	6,250
US Treasury 10 yr Notes
37	4,063,641	4,051,882	9/21/26	11,759	—	1,156
US Treasury Long Bonds
271	30,411,281	30,000,933	9/21/26	410,348	—	(25,406)
				73,796,189		554,358	—	(14,563)
Short Contracts:
US Treasury 10 yr Ultra Notes
(311)	(34,856,298)	(34,527,506)	9/21/26	—	(328,792)	(5,604)
US Treasury Ultra Bonds
(68)	(7,779,625)	(7,741,193)	9/21/26	—	(38,432)	12,750
				(42,268,699)		—	(367,224)	7,146
Total Futures Contracts		$31,527,490		$554,358	$(367,224)	$(7,417)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the consolidated financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

Schedule of investments
Nomura Wealth Builder Fund
[1]	See Note 7 in “Notes to consolidated financial statements.”
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
BBSW1M – Bank Bill Swap Rate 1 Month
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
LNG – Liquefied Natural Gas
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
AUD – Australian Dollar
EUR – European Monetary Unit
USD – US Dollar
See accompanying notes, which are  an integral part of the consolidated financial statements.

Consolidated statement of assets and liabilities
Nomura Wealth Builder Fund	May 31, 2026 (Unaudited)
Assets:
Investments, at value*	$828,569,585
Foreign currencies, at valueΔ	261,477
Cash	690,193
Cash collateral due from brokers	727,059
Dividends and interest receivable	2,540,493
Foreign tax reclaims receivable	341,915
Receivable for fund shares sold	331,725
Receivable for securities sold	135,523
Prepaid expenses	82,751
Other assets	8,487
Total Assets	833,689,208
Liabilities:
Payable for securities purchased	610,000
Payable for fund shares redeemed	560,214
Investment management fees payable to affiliates	419,769
Other accrued expenses	344,545
Distribution fees payable to affiliates	157,098
Variation margin due to broker on futures contracts	7,417
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,843
Accounting and administration expenses payable to affiliates	3,525
Legal fees payable to affiliates	2,063
Total Liabilities	2,109,474
Total Net Assets	$831,579,734

Net Assets Consist of:
Paid-in capital	$613,336,596
Total distributable earnings (loss)	218,243,138
Total Net Assets	$831,579,734

Consolidated statement of assets and liabilities
Nomura Wealth Builder Fund

Net Asset Value

Class A:
Net assets	$715,475,473
Shares of beneficial interest outstanding, unlimited authorization, no par	42,090,794
Net asset value per share	$17.00
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$18.04

Class C:
Net assets	$8,558,690
Shares of beneficial interest outstanding, unlimited authorization, no par	501,865
Net asset value per share	$17.05

Class R:
Net assets	$1,356,606
Shares of beneficial interest outstanding, unlimited authorization, no par	79,718
Net asset value per share	$17.02

Institutional Class:
Net assets	$103,478,128
Shares of beneficial interest outstanding, unlimited authorization, no par	6,086,859
Net asset value per share	$17.00

Class R6:
Net assets	$2,710,837
Shares of beneficial interest outstanding, unlimited authorization, no par	159,219
Net asset value per share	$17.03
*Investments, at cost	$643,186,761
ΔForeign currencies, at cost	257,686
See accompanying notes, which are an  integral part of the consolidated financial statements.

Consolidated statement of operations
Nomura Wealth Builder Fund	Six months ended May 31, 2026 (Unaudited)
Investment Income:
Interest	$6,275,629
Dividends	5,938,122
Foreign tax withheld	(42,225)
12,171,526

Expenses:
Management fees	2,581,490
Distribution expenses — Class A	863,799
Distribution expenses — Class C	44,363
Distribution expenses — Class R	3,234
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	409,429
Accounting and administration expenses	74,537
Reports and statements to shareholders expenses	57,436
Legal fees	37,724
Registration fees	33,507
Audit and tax fees	25,931
Trustees’ fees	25,481
Custodian fees	18,276
Other	76,030
4,251,237
Less expenses waived	(82,516)
Less expenses paid indirectly	(20,603)
Total operating expenses	4,148,118
Net Investment Income (Loss)	8,023,408

Consolidated statement of operations
Nomura Wealth Builder Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$38,129,697
Foreign currencies	(41,749)
Futures contracts	(464,280)
Net realized gain (loss)	37,623,668

Net change in unrealized appreciation (depreciation) on:
Investments	35,696,173
Foreign currencies	(5,296)
Futures contracts	96,096
Net change in unrealized appreciation (depreciation)	35,786,973
Net Realized and Unrealized Gain (Loss)	73,410,641
Net Increase (Decrease) in Net Assets Resulting from Operations	$81,434,049
See accompanying notes, which are an  integral part of the consolidated financial statements.

Consolidated statements of changes in net assets
Nomura Wealth Builder Fund
	Six months ended 5/31/26 (Unaudited)	Year ended 11/30/25

Increase in Net Assets from Operations:
Net investment income (loss)	$8,023,408	$18,151,049
Net realized gain (loss)	37,623,668	33,297,106[1]
Net increase from payment by affiliates	—	14,573[2]
Net change in unrealized appreciation (depreciation)	35,786,973	18,622,233
Net increase (decrease) in net assets resulting from operations	81,434,049	70,084,961

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(38,971,001)	(41,896,791)
Class C	(481,256)	(618,090)
Class R	(73,695)	(81,448)
Institutional Class	(5,754,972)	(7,211,737)
Class R6	(1,252,816)	(376,564)
	(46,533,740)	(50,184,630)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	8,955,169	17,278,495[3]
Class C	335,444	864,310[3]
Class R	75,487	215,687[3]
Institutional Class	5,530,521	8,800,030[3]
Class R6	860,946	22,453,846[3]

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	36,916,425	40,658,947
Class C	467,193	617,752
Class R	66,971	80,725
Institutional Class	4,670,443	6,776,198
Class R6	1,252,788	376,564
	59,131,387	98,122,554

Consolidated statements of changes in net assets
Nomura Wealth Builder Fund
	Six months ended 5/31/26 (Unaudited)	Year ended 11/30/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(62,171,370)	$(130,561,110)
Class C	(1,907,424)	(5,506,603)
Class R	(199,716)	(533,111)
Institutional Class	(11,439,292)	(44,741,667)
Class R6	(21,885,544)	(4,798,916)
	(97,603,346)	(186,141,407)
Decrease in net assets derived from capital share transactions	(38,471,959)	(88,018,853)
Net Decrease in Net Assets	(3,571,650)	(65,839,412)

Net Assets:
Beginning of period	835,151,384	903,269,906
End of period	$831,579,734	$835,151,384
[1]	Excludes net increase from payment by affiliates.
[2]	See Note 2 in “Notes to consolidated financial statements.”
[3]	Amount includes capital contributions by affiliates. See Note 2 in “Notes to consolidated financial statements.”
See accompanying notes, which are an  integral part of the consolidated financial statements.

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Consolidated financial highlights
Nomura Wealth Builder Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[4]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.01% on total return. See Note 2 in "Notes to consolidated financial statements."
[5]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates $1,233,320, capital contributions by affiliates $628,201 and payment by service provider $1,500,000. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2025.
[9]	Includes current tax expense of 0.03% for the year ended November 30, 2025, which is derived from the realized and unrealized gains (losses).
[10]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
[11]	The impact of the tax expense on the ratios of expenses to average net assets is 0.81% and 0.18% for the years ended November 30, 2023 and 2022, respectively.
See accompanying notes, which are an integral part of the consolidated financial statements.

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23φ	11/30/22φ	11/30/21φ
$16.29	$15.85	$13.74	$14.38	$15.71	$13.71

0.15	0.32	0.30	0.19	0.22	0.21
1.47	1.01	2.34	0.24[3]	(0.47)	2.06
—	—[4]	0.04[5]	—	—	—
—	—	0.02[5]	—	—	—
1.62	1.33	2.70	0.43	(0.25)	2.27

(0.38)	(0.28)	(0.29)	(0.31)	(0.25)	(0.27)
(0.53)	(0.61)	(0.30)	(0.76)	(0.83)	—
(0.91)	(0.89)	(0.59)	(1.07)	(1.08)	(0.27)
—	—[4]	—	—	—	—
$17.00	$16.29	$15.85	$13.74	$14.38	$15.71
10.49%	8.93%[4]	20.14%[5]	3.36%[3]	(1.78%)	16.63%

$715,475	$701,460	$757,052	$716,481	$235,618	$259,143
1.04%	1.08%[8,9]	0.79%[5,10]	1.86%[11]	1.26%[11]	1.08%
1.06%	1.14%[8,9]	1.12%[10]	1.86%[11]	1.30%[11]	1.11%
1.93%	2.11%[9]	2.44%[5,10]	1.44%[11]	1.51%[11]	1.37%
1.91%	2.05%[9]	2.11%[10]	1.44%[11]	1.47%[11]	1.34%
32%	91%	66%	51%	65%	89%

Consolidated financial highlights
Nomura Wealth Builder Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[4]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.01% on total return. See Note 2 in "Notes to consolidated financial statements."
[5]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates $1,233,320, capital contributions by affiliates $628,201 and payment by service provider $1,500,000. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2025.
[9]	Includes current tax expense of 0.03% for the year ended November 30, 2025, which is derived from the realized and unrealized gains (losses).
[10]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
[11]	The impact of the tax expense on the ratios of expenses to average net assets is 1.33% and 0.18% for the years ended November 30, 2023 and 2022, respectively.
See accompanying notes, which are an integral part of the consolidated financial statements.

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23φ	11/30/22φ	11/30/21φ
$16.34	$15.88	$13.66	$14.42	$15.75	$13.73

0.09	0.21	0.19	0.02	0.11	0.09
1.47	1.03	2.46	0.18[3]	(0.47)	2.08
—	—[4]	0.04[5]	—	—	—
—	—	0.02[5]	—	—	—
1.56	1.24	2.71	0.20	(0.36)	2.17

(0.32)	(0.17)	(0.19)	(0.20)	(0.14)	(0.15)
(0.53)	(0.61)	(0.30)	(0.76)	(0.83)	—
(0.85)	(0.78)	(0.49)	(0.96)	(0.97)	(0.15)
—	—[4]	—	—	—	—
$17.05	$16.34	$15.88	$13.66	$14.42	$15.75
10.04%	8.21%[4]	20.23%[5]	1.65%[3]	(2.53%)	15.84%

$8,559	$9,311	$13,300	$16,058	$21,167	$31,157
1.79%	1.83%[8,9]	1.54%[5,10]	3.13%[11]	2.01%[11]	1.83%
1.81%	1.89%[8,9]	1.87%[10]	3.13%[11]	2.05%[11]	1.86%
1.18%	1.37%[9]	1.69%[5,10]	0.20%[11]	0.76%[11]	0.62%
1.16%	1.31%[9]	1.36%[10]	0.20%[11]	0.72%[11]	0.59%
32%	91%	66%	51%	65%	89%

Consolidated financial highlights
Nomura Wealth Builder Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[4]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.01% on total return. See Note 2 in "Notes to consolidated financial statements."
[5]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates $1,233,320, capital contributions by affiliates $628,201 and payment by service provider $1,500,000. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2025.
[9]	Includes current tax expense of 0.03% for the year ended November 30, 2025, which is derived from the realized and unrealized gains (losses).
[10]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
[11]	The impact of the tax expense on the ratios of expenses to average net assets is 1.29% and 0.18% for the years ended November 30, 2023 and 2022, respectively.
See accompanying notes, which are an integral part of the consolidated financial statements.

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23φ	11/30/22φ	11/30/21φ
$16.31	$15.86	$13.68	$14.39	$15.71	$13.71

0.13	0.29	0.27	0.10	0.18	0.17
1.47	1.01	2.40	0.22[3]	(0.46)	2.06
—	—[4]	0.04[5]	—	—	—
—	—	0.02[5]	—	—	—
1.60	1.30	2.73	0.32	(0.28)	2.23

(0.36)	(0.24)	(0.25)	(0.27)	(0.21)	(0.23)
(0.53)	(0.61)	(0.30)	(0.76)	(0.83)	—
(0.89)	(0.85)	(0.55)	(1.03)	(1.04)	(0.23)
—	—[4]	—	—	—	—
$17.02	$16.31	$15.86	$13.68	$14.39	$15.71
10.33%	8.71%[4]	20.42%[5]	2.58%[3]	(1.98%)	16.32%

$1,357	$1,357	$1,578	$1,806	$1,028	$1,203
1.29%	1.33%[8,9]	1.04%[5,10]	2.59%[11]	1.51%[11]	1.33%
1.31%	1.39%[8,9]	1.37%[10]	2.59%[11]	1.55%[11]	1.36%
1.68%	1.87%[9]	2.19%[5,10]	0.72%[11]	1.26%[11]	1.12%
1.66%	1.81%[9]	1.86%[10]	0.72%[11]	1.22%[11]	1.09%
32%	91%	66%	51%	65%	89%

Consolidated financial highlights
Nomura Wealth Builder Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the years indicated.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[4]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.01% on total return. See Note 2 in "Notes to consolidated financial statements."
[5]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates $1,233,320, capital contributions by affiliates $628,201 and payment by service provider $1,500,000. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2025.
[9]	Includes current tax expense of 0.03% for the year ended November 30, 2025, which is derived from the realized and unrealized gains (losses).
[10]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
[11]	The impact of the tax expense on the ratios of expenses to average net assets is 1.27% and 0.18% for the years ended November 30, 2023 and 2022, respectively.
See accompanying notes, which are an integral part of the consolidated financial statements.

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23φ	11/30/22φ	11/30/21φ
$16.29	$15.85	$13.66	$14.38	$15.70	$13.70

0.17	0.36	0.34	0.17	0.25	0.25
1.47	1.01	2.42	0.21[3]	(0.45)	2.05
—	—[4]	0.04[5]	—	—	—
—	—	0.02[5]	—	—	—
1.64	1.37	2.82	0.38	(0.20)	2.30

(0.40)	(0.32)	(0.33)	(0.34)	(0.29)	(0.30)
(0.53)	(0.61)	(0.30)	(0.76)	(0.83)	—
(0.93)	(0.93)	(0.63)	(1.10)	(1.12)	(0.30)
—	—[4]	—	—	—	—
$17.00	$16.29	$15.85	$13.66	$14.38	$15.70
10.63%	9.22%[4]	21.16%[5]	3.00%[3]	(1.47%)	16.93%

$103,478	$100,324	$128,936	$119,151	$108,827	$116,626
0.79%	0.83%[8,9]	0.54%[5,10]	2.07%[11]	1.01%[11]	0.83%
0.81%	0.89%[8,9]	0.87%[10]	2.07%[11]	1.05%[11]	0.86%
2.18%	2.36%[9]	2.69%[5,10]	1.26%[11]	1.76%[11]	1.62%
2.16%	2.30%[9]	2.36%[10]	1.26%[11]	1.72%[11]	1.59%
32%	91%	66%	51%	65%	89%

Consolidated financial highlights
Nomura Wealth Builder Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[3]
Net realized and unrealized gain
Payment by affiliates
Payment by service provider
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Capital contribution by affiliates
Net asset value, end of period
Total return[7]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[8]
Ratio of expenses to average net assets prior to fees waived[8]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
φ	Financial highlights are not consolidated for the period indicated.
[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount includes non-recurring payments for litigation proceeds, which represents class action settlements received by the Fund. The litigation proceeds impact the realized and unrealized gain (loss) per share by $0.01 and total return by 0.07%.
[5]	Payment by affiliates and capital contributions by affiliates are less than $0.005 per share and 0.01% on total return. See Note 2 in "Notes to consolidated financial statements."
[6]	Amounts include the following non-recurring payments received by the Fund towards its payment of the tax liability recorded as of November 30, 2023: payment by affiliates $1,233,320, capital contributions by affiliates $628,201 and payment by service provider $1,500,000. Excluding the impact of these payments, the total return would have been lower by 0.44%, the expense ratio would have been higher by 0.30% and the net investment income ratio would have been lower by 0.30%.
[7]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[8]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[9]	Includes non-recurring expenses of 0.01% for the year ended November 30, 2025.
[10]	Includes current tax expense of 0.03% for the year ended November 30, 2025, which is derived from the realized and unrealized gains (losses).
[11]	The impact of the interest and tax penalties on the ratios of expenses to average net assets is 0.05% for the year ended November 30, 2024.
[12]	The impact of the tax expense on the ratios of expenses to average net assets is 0.05% for the period ended November 30, 2023.
[13]	Portfolio turnover is representative of the Fund for the period ended November 30, 2023.
See accompanying notes, which are an integral part of the consolidated financial statements.

Six months ended 5/31/26[2] (Unaudited)	Year ended		2/28/23[1] to 11/30/23φ
	11/30/25	11/30/24
$16.29	$15.85	$13.83	$13.35

0.19	0.37	0.35	0.34
1.46	1.00	2.25	0.38[4]
—	—[5]	0.04[6]	—
—	—	0.02[6]	—
1.65	1.37	2.66	0.72

(0.38)	(0.32)	(0.34)	(0.24)
(0.53)	(0.61)	(0.30)	—
(0.91)	(0.93)	(0.64)	(0.24)
—	—[5]	—	—
$17.03	$16.29	$15.85	$13.83
10.68%	9.23%[5]	19.78%[6]	5.49%[4]

$2,711	$22,699	$2,404	$2,109
0.72%	0.76%[9,10]	0.47%[6,11]	0.77%[12]
0.74%	0.82%[9,10]	0.81%[11]	0.80%[12]
2.42%	2.39%[10]	2.76%[6,11]	2.55%[12]
2.40%	2.33%[10]	2.42%[11]	2.52%[12]
32%	91%	66%	51%[13]

Notes to consolidated financial statements
Nomura Wealth Builder Fund	May 31, 2026 (Unaudited)
Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Nomura Small Cap Core Fund, Nomura Small Cap Value Fund, and Nomura Wealth Builder Fund. These consolidated financial statements and the related notes pertain to Nomura Wealth Builder Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Basis of Consolidation — Chattanooga Opportunities LLC (the Subsidiary), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The consolidated financial statements include the accounts of the Fund and its Subsidiary. All inter-company transactions and balances have been eliminated. The date of incorporation of the Subsidiary was June 3, 2024. As of May 31, 2026, the net assets held by the Subsidiary are $71,696, or approximately 0.009%, of the Fund's net assets.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)'s Pricing Policy (Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee (Valuation Designee) and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and certain US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. An adjustment factor may be applied to the daily vendor provided price for certain security/instrument types to arrive at a fair value for the applicable positions. The adjustment factor is determined by comparing the prices of trades with vendor prices over a time period deemed reasonable by DMC, calculating the weighted average differences, and using that difference to adjust vendor prices. Futures contracts are valued at the daily quoted settlement prices. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated DMC to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated

Notes to consolidated financial statements
Nomura Wealth Builder Fund
1. Significant Accounting Policies (continued)
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2026, and for all open tax years (years ended November 30, 2022–November 30, 2025), and has concluded that except for the provision related to the consolidated subsidiary discussed in Note 4, no other provision for federal income tax is required in the Fund’s consolidated financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Consolidated statement of operations.” During the six months ended May 31, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds — The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
To Be Announced (TBA) Trades — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. No TBA trades were outstanding at
May 31, 2026.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Consolidated statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Consolidated statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, forward foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.
Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker/dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Consolidated statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”
Use of Estimates — The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and

Notes to consolidated financial statements
Nomura Wealth Builder Fund
1. Significant Accounting Policies (continued)
certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Consolidated statement of operations” includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing consolidated financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's consolidated financial statements.
Recent Accounting Standard — The Fund adopted FASB ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of May 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Consolidated statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2026, the Fund earned $17,700 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Consolidated statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2026, the Fund earned $2,903 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund's Class A, Class C, Class R, and Institutional Class shares' average daily net assets and 0.72% of the Fund's Class R6 shares' average daily net assets from December 1, 2025 through March 30, 2027. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Notes to consolidated financial statements
Nomura Wealth Builder Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
After consideration of class specific expenses, including 12b-1 fees (but excluding acquired fund fees and expenses), the class level operating expense limitation as a percentage of average daily net assets from December 1, 2025 through March 30, 2027, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
1.04%	1.79%	1.29%	0.79%	0.72%
Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.
DMC has voluntarily agreed to waive all or a portion of its investment advisory fees and/or pay/ reimburse expenses in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in ETFs advised or sub-advised by DMC and its affiliates (Affiliated ETFs). Any such voluntary waiver or reimbursement may be eliminated by DMC at any time.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Consolidated statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2026, the Fund paid $21,176 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the "Consolidated statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended May 31, 2026, the Fund paid $29,145 for  these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Consolidated statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2026, the Fund paid $11,356 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Consolidated statement of operations” under “Legal fees.”
For the six months ended May 31, 2026, DDLP earned $14,361 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2026, DDLP received gross CDSC commissions of $7 and $127 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
During the year ended November 30, 2025, DMC reimbursed the Fund $14,573 in connection with trade errors and $71,045 for tax liability payment and deferred tax expense. An amount of $14,573 is included on the “Consolidated statements of changes in net assets” under "Net increase from payment by affiliates" and an amount of $71,045 under “Proceeds from shares sold.”
3. Investments
For the six months ended May 31, 2026, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than US government securities	$180,843,677
Purchases of US government securities	77,166,714
Sales other than US government securities	241,294,619
Sales of US government securities	92,346,995

Notes to consolidated financial statements
Nomura Wealth Builder Fund
3. Investments (continued)
At May 31, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2026, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$642,817,332
Aggregate unrealized appreciation of investments and derivatives	$200,463,599
Aggregate unrealized depreciation of investments and derivatives	(14,524,212)
Net unrealized appreciation of investments and derivatives	$185,939,387
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Fund’s investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of May 31, 2026:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$311,563	$7,904	$319,467
Agency Mortgage-Backed Securities	—	58,645,991	—	58,645,991
Collateralized Loan Obligations	—	8,310,674	—	8,310,674
Common Stocks
Communication Services	35,175,792	—	—	35,175,792
Consumer Discretionary	34,073,191	—	—	34,073,191
Consumer Staples	17,396,643	—	—	17,396,643
Energy	19,355,222	—	—	19,355,222
Financials	80,378,263	—	6,843[1]	80,385,106
Healthcare	51,037,514	—	—	51,037,514
Industrials	29,319,744	—	—	29,319,744
Information Technology	168,327,833	—	—	168,327,833
Materials	8,630,156	—	—	8,630,156
Real Estate	3,340,699	—	—	3,340,699
Utilities	7,341,445	—	—	7,341,445
Corporate Bonds	—	112,544,416	—	112,544,416
Exchange-Traded Funds	117,836,290	—	—	117,836,290
Municipal Bonds	—	852,740	—	852,740
Non-Agency Asset-Backed Securities	—	6,729,693	130	6,729,823
Non-Agency Collateralized Mortgage Obligations	—	8,817,397	—	8,817,397
Non-Agency Commercial Mortgage-Backed Securities	—	22,656,207	—	22,656,207
Preferred Stock	—	63,840	—	63,840
US Treasury Obligations	—	27,966,245	—	27,966,245
Short-Term Investments	9,443,150	—	—	9,443,150
Total Value of Securities	$581,655,942	$246,898,766	$14,877	$828,569,585

Derivatives[2]
Assets:
Futures Contracts	$554,358	$—	$—	$554,358

Notes to consolidated financial statements
Nomura Wealth Builder Fund
3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Liabilities:
Futures Contracts	$(367,224)	$—	$—	$(367,224)

[1]The value represents valuations of Russian securities for which management has determined include significant unobservable inputs as of May 31, 2026.
[2]Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.
During the six months ended May 31, 2026, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.
4. Consolidated Subsidiary
The Fund holds an investment through a wholly-owned subsidiary (Subsidiary), which is subject to federal and state income taxes.
This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards. There are no closed tax year ends for the Subsidiary.
The difference between the statutory income tax rate, 21%, and the actual effective tax rate, as reported for the year ended November 30, 2025, is as follows:
Total
Federal	$(229,940)
State	—
Valuation allowance	—
Total Tax Expense/(Benefit)	$(229,940)
The Subsidiary recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Subsidiary's tax positions, and has concluded that a liability for unrecognized tax benefits should be recorded related to uncertain tax positions of the Subsidiary as shown. The

Subsidiary is not aware of any other tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
5. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	5/31/26	11/30/25
Shares sold:
Class A	560,567	1,135,479
Class C	20,932	56,693
Class R	4,775	14,497
Institutional Class	346,730	575,218
Class R6	54,014	1,523,893

Shares issued upon reinvestment of dividends and distributions:
Class A	2,368,093	2,695,002
Class C	29,911	40,862
Class R	4,293	5,347
Institutional Class	299,273	449,546
Class R6	80,546	24,412
	3,769,134	6,520,949

Shares redeemed:
Class A	(3,891,582)	(8,550,503)
Class C	(118,747)	(365,075)
Class R	(12,550)	(36,195)
Institutional Class	(716,095)	(3,003,355)
Class R6	(1,368,674)	(306,665)
	(6,107,648)	(12,261,793)
Net decrease	(2,338,514)	(5,740,844)

Notes to consolidated financial statements
Nomura Wealth Builder Fund
5. Capital Shares (continued)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table on the previous page and on the “Consolidated statements of changes in net assets.” For the six months ended May 31, 2026 and the year ended November 30, 2025, the Fund had the following exchange transactions:
	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
5/31/26	3,856	5,179	5,195	2,643	1,211	$145,613
Year ended
11/30/25	32,648	20,051	17,903	30,510	4,331	808,009
6. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of May 31, 2026, or at any time during the period then ended.
7. Derivatives
US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.
Futures Contracts —  A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At May 31, 2026, the Fund posted $727,059 in cash as collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Consolidated statement of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedule of investments.”
During the six months ended May 31, 2026, the Fund experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the "Consolidated statement of operations" and "Consolidated statement of assets and liabilities."
During the six months ended May 31, 2026, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended May 31, 2026:
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional amount)	$72,284,137	$41,803,847
8. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a

Notes to consolidated financial statements
Nomura Wealth Builder Fund
8. Securities Lending (continued)
result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended May 31, 2026, the Fund had no securities out on loan.
9. Credit and Market Risks
Investments in securities are generally subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund is subject to the risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.
When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated below investment grade (lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization). High yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.
The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private

Notes to consolidated financial statements
Nomura Wealth Builder Fund
9. Credit and Market Risks (continued)
insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in CMOs, real estate mortgage investment conduits (REMICs), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (IOs) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (POs) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.
The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended May 31, 2026.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.
When the Fund invests in REITs it will be subject to the risks associated with that industry. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. The Fund also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships).
If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2026.
The Fund may invest in ETFs managed by DMC and/or its affiliates (Affiliated ETFs) and ETFs that managed by unaffiliated investment advisers (Unaffiliated ETFs). The risks of investing in ETFs typically reflect the risks of the instruments in which the ETF invests, and because they are exchange listed they may be subject to trading halts, premiums and discounts. In addition, DMC and its affiliates may benefit from investing in Affiliated ETFs and DMC's ability to allocate investments among Affiliated and Unaffiliated ETFs creates conflicts of interest.
Investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards. As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact the Fund's investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on the Fund's investments, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Notes to consolidated financial statements
Nomura Wealth Builder Fund
9. Credit and Market Risks (continued)
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Consolidated statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).
The Subsidiary is not registered, nor subject to the investor protections, under the 1940 Act, and does not benefit from all the investor protections that apply to 1940 Act-registered funds. Changes in applicable tax laws could result in the inability of the Fund and/or the Subsidiary to operate as described herein, which could adversely affect the Fund and its shareholders.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
The Fund’s prospectus includes information regarding the principal risks applicable to the Fund.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events
Effective June 12, 2026, Nomura Corporate Research and Asset Management Inc. became a sub-advisor of the Fund.
Management has determined that no other material events or transactions occurred subsequent to May 31, 2026, that would require recognition or disclosure in the Fund’s consolidated financial statements.

Other Fund information (Unaudited)
Nomura Wealth Builder Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the consolidated financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
For the section below only, the trusts of the Nomura Funds are referred individually as a “Trust” and collectively as “Trusts,” each Nomura Fund individually as a “Fund,” and the Nomura Funds collectively as the “Funds.”
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025
At its June 2025 Meeting, the Board, including its Independent Trustees, considered and unanimously approved the proposed New Investment Advisory Agreements between the Trusts, on behalf of each of their Funds, and DMC. The Board also approved the New Sub-Advisory Agreements for the Funds, as applicable, that will become effective after the Closing or Split Closing, as applicable. In addition, the Board approved interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreements and New Sub-Advisory Agreements, the “Proposed Advisory Agreements”). The Interim Advisory Agreements will take effect in the event that shareholders did not approve of one or more of the New Investment Advisory Agreements by the time of the Closing. The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a Change of Control Event and result in the termination of the Current Investment Advisory Agreements. The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to each Fund after the Closing and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements, including the New Investment Advisory Agreements, which are still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
The Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and certain Independent Trustees met in person or virtually on several other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At the in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction, and Nomura’s role with respect to DMC Management.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:
• They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
• No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction (with the exception of the US leveraged credit team, as indicated below);
• Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and
• Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the

Other Fund information (Unaudited)
Nomura Wealth Builder Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreements or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreements would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory Agreement may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. The Board considered DMC’s and Nomura’s representations that there are no planned or anticipated material personnel changes as a result of the Transaction, with the exception of the US leveraged credit team where certain team members are expected to remain with Macquarie. The Board further considered DMC’s representation that the US leveraged credit team Funds will all be managed with the same investment objective and in the same style post-closing and DMC representing that it believes that there will be no reduction in the quality of advisory services to those Funds. Otherwise, the portfolio managers responsible for the day-to-day management of the Funds are expected to continue to manage the Funds and certain sub-adviser(s) are expected to continue to manage their respective sleeves of the Funds pursuant to New Sub-Advisory Agreements that would be substantially similar to the Current Sub-Advisory Agreements. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval, and that management proposed that the Board approve the New Sub-Advisory Agreements pursuant to the Funds’ manager of managers exemptive relief. In addition, the Board also considered that, in connection with the Transaction, certain investment professionals at Macquarie-affiliated sub-advisers would be employed by Nomura advisory affiliates in the United Kingdom and Australia and would continue to manage the Funds they currently manage under participating affiliate arrangements.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024. The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Investments Fund Services Company (“DIFSC”). The Board routinely reviews DIFSC’s performance.
Nomura and DMC indicated that they currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC (with the exception of the US leveraged credit team, as indicated above) or (ii) third parties providing operational services to the Funds, and stated that the nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements and New Sub-Advisory Agreements. The Board also considered that management of Nomura and Macquarie represented that there would  not be any “unfair burden”  imposed on any of the Funds for the first two years following the Closing as a result of the Transaction in accordance with Section 15(f) of the 1940 Act, and that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders. The Board noted, among other things, the contractual expense limitations or reimbursements currently in effect for certain Funds and Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board gave appropriate consideration to

Other Fund information (Unaudited)
Nomura Wealth Builder Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
performance reports and discussions with portfolio managers at Board meetings throughout the year and considered its review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board also considered DMC’s representations that neither the Transaction, the New Investment Advisory Agreements nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance (with the exception of the US leveraged credit team), (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) as indicated by Nomura and Macquarie, there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses. At its August 2024 meeting, the Board evaluated expense comparison data for the Funds. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Broadridge as being similar to each Fund (the “Expense Group”). The Board placed significant emphasis on the Funds’ expenses in view of their importance to shareholders. The Board gave appropriate consideration to expense reports and discussions with DMC at Board meetings throughout the year and considered its prior review of expenses in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board considered the representations of DMC and Nomura that neither the Transaction, the New Investment Advisory Agreements nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) DMC had no current intention to change the  existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all reasonable costs related to the related proxy solicitation, and (iv) Nomura and Macquarie represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its August 2024 meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its August 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. At that meeting, the Board determined that the management fees charged under the Current Investment Advisory Agreements were reasonable in light of the services rendered and the level of profitability of DMC. Nomura advised the Board in June 2025 that it anticipated that management profitability would remain substantially the same following the Closing, noting that services and costs are expected to be the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreements.
Based on information provided by DMC and Nomura, the Board considered their representations that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also considered Nomura’s representation that it had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate.
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board considered that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The Board further considered that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including, for Nomura and DMC, service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board

Other Fund information (Unaudited)
Nomura Wealth Builder Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received, and reviewed information from Nomura concerning its financial condition to demonstrate its ability support DMC’s advisory business after the Closing. Based on this review, the Board considered that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered Nomura’s statement that it plans to retain the pre-closing organizational and operating structure with respect to the Funds post-Closing as much as possible. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. In addition, the Board considered Nomura’s representation that the acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that DMC has placed brokerage transactions with a broker/dealer affiliate of Nomura and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States.
Conclusion. The Independent Trustees of each Trust deliberated in executive session; the entire Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under each New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in August 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The

Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura indicated it will maintain the Funds’ existing contractual expense limitations and/or advisory fee waivers post-Closing through the stated end date for such expense limitation and fee waiver. Nomura further indicated it has no current plans to increase advisory, administration, distribution, transfer agency, or other fees of the Funds following the Transaction. The Board noted Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
1350 Penn Avenue, Suite 102
Pittsburgh, PA 15222
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.
(5644198)
SA-DDIIX-0726
This page is not part of the financial statements and other information.

US equity mutual fund
Nomura Small Cap Core Fund
Financial statements and other information
For the six months ended May 31, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Small Cap Core Fund	May 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.93%♣
Communication Services — 1.52%
IMAX †	1,797,361	$ 71,319,284
Yelp †	517,462	11,798,134
		83,117,418
Consumer Discretionary — 10.63%
Brinker International †	233,117	33,191,199
Garrett Motion	454,827	14,900,133
KB Home	449,597	21,967,309
Kontoor Brands	684,002	49,090,824
La-Z-Boy	573,985	21,570,356
Life Time Group Holdings †	1,538,077	50,879,587
Modine Manufacturing †	392,462	109,461,576
OneSpaWorld Holdings	1,580,759	37,543,026
Sonic Automotive Class A	482,370	39,853,409
Steven Madden	923,249	40,105,937
Taylor Morrison Home †	725,067	42,416,420
Urban Outfitters †	787,611	57,219,939
Warby Parker Class A †	1,211,862	29,714,856
YETI Holdings †	717,103	34,399,431
		582,314,002
Consumer Staples — 0.94%
Chefs' Warehouse †	670,131	51,291,827
		51,291,827
Energy — 5.14%
Gulfport Energy †	128,460	21,657,072
International Seaways	534,265	41,239,915
Liberty Energy	871,637	25,504,099
Magnolia Oil & Gas Class A	2,010,862	55,017,184
Northern Oil and Gas	630,190	13,719,236
Patterson-UTI Energy	4,987,406	55,908,821
SM Energy	2,231,110	68,517,388
		281,563,715
Financials — 17.84%
Associated Banc-Corp	2,494,764	69,379,387
Baldwin Insurance Group †	1,551,313	30,126,498
CNO Financial Group	1,342,278	61,704,519
Enterprise Financial Services	743,512	45,064,262
Essent Group	217,024	12,563,519
First Bancorp	761,352	44,790,338
First Financial Bancorp	1,604,500	49,354,420
    1

Schedule of investments
Nomura Small Cap Core Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
First Interstate BancSystem Class A	1,307,888	$ 46,560,813
Independent Bank	689,136	54,496,875
Moelis & Co. Class A	926,332	62,332,880
NMI Holdings †	1,270,460	45,609,514
Old National Bancorp	3,144,178	75,491,714
Perella Weinberg Partners	1,007,373	17,286,521
Renasant	1,395,004	56,804,563
Seacoast Banking of Florida	1,063,886	32,246,385
Selective Insurance Group	412,031	35,657,163
SouthState Bank	243,761	23,096,355
United Community Banks	1,295,225	42,677,664
Valley National Bancorp	3,596,304	49,521,106
WesBanco	1,578,205	54,684,803
WSFS Financial	947,395	67,691,373
		977,140,672
Healthcare — 16.78%
Agios Pharmaceuticals †	1,144,753	33,655,738
Ardelyx †	6,265,909	37,846,090
Artivion †	1,737,106	38,546,382
AtriCure †	1,219,526	33,744,285
Axsome Therapeutics †	430,250	100,885,020
Blueprint Medicines =, †	683,719	0
Bridgebio Pharma †	1,125,373	74,567,215
Denali Therapeutics †	727,399	15,304,475
Glaukos †	416,459	43,041,038
Halozyme Therapeutics †	605,172	40,268,145
HealthEquity †	292,177	25,708,654
Hinge Health Class A †	187,149	10,519,645
Insmed †	153,319	16,391,334
Lantheus Holdings †	534,237	53,049,734
Ligand Pharmaceuticals †	385,274	89,368,157
Merit Medical Systems †	579,560	36,547,054
NeoGenomics †	2,645,940	27,835,289
OmniAb 12.5 =, †	221,566	0
OmniAb 15 =, †	221,566	0
Omnicell †	802,776	35,434,533
Supernus Pharmaceuticals †	1,428,904	65,986,787
TransMedics Group †	617,377	41,487,734
Travere Therapeutics †	2,086,017	98,418,282
		918,605,591
2

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials — 18.94%
ABM Industries	943,102	$ 36,837,564
AeroVironment †	18,203	3,772,390
Alamo Group	143,191	21,580,316
Applied Industrial Technologies	99,737	30,301,098
ArcBest	172,797	23,619,622
Arcosa	677,370	85,856,648
Bloom Energy Class A †	171,542	48,889,470
Boise Cascade	325,846	22,717,983
Casella Waste Systems Class A †	561,033	46,100,082
Construction Partners Class A †	664,466	77,390,355
Dycom Industries †	48,521	24,745,710
ESCO Technologies	290,922	84,920,132
ExlService Holdings †	1,088,491	31,598,894
Federal Signal	744,174	79,403,366
Herc Holdings	132,866	17,671,178
Hub Group Class A	511,672	21,254,855
Kadant	118,452	37,807,509
Kratos Defense & Security Solutions †	225,294	14,448,104
MYR Group †	239,490	111,377,219
NuScale Power †	129,894	1,645,757
Onterris †	1,128,723	18,070,855
SPX Technologies †	182,621	39,566,666
Tecnoglass	796,781	34,333,293
VSE	96,763	17,915,669
Werner Enterprises	446,430	18,531,309
Worthington Enterprises	489,450	27,786,077
Zurn Elkay Water Solutions	1,251,955	58,841,885
		1,036,984,006
Information Technology — 15.74%
Box Class A †	1,168,928	31,514,299
Calix †	433,810	17,243,948
Clearwater Analytics Holdings Class A †	565,885	13,773,641
Credo Technology Group Holding †	412,457	97,352,226
D-Wave Quantum †	544,050	16,397,667
Fabrinet †	45,440	29,725,030
IonQ †	458,047	33,011,447
MARA Holdings †	752,568	10,821,928
Plexus †	120,750	32,404,470
Progress Software †	495,335	16,261,848
Q2 Holdings †	620,945	29,401,746
Rigetti Computing †	526,485	13,446,427
    3

Schedule of investments
Nomura Small Cap Core Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Riot Platforms †	467,949	$ 12,686,097
Rubrik Class A †	135,872	10,683,615
Semtech †	1,461,127	222,880,313
Silicon Laboratories †	418,484	91,062,118
SPS Commerce †	259,359	14,718,623
TTM Technologies †	323,297	56,163,155
Ultra Clean Holdings †	398,169	34,071,321
Varonis Systems †	1,613,388	55,097,200
Workiva †	460,993	22,948,232
		861,665,351
Materials — 3.46%
Coeur Mining	256,312	4,951,948
Hecla Mining	232,443	4,130,512
Kaiser Aluminum	433,925	78,991,707
Minerals Technologies	931,251	71,724,952
Quaker Chemical	208,778	29,965,906
		189,765,025
Real Estate — 6.40%
Cushman & Wakefield †	3,493,161	43,454,923
DiamondRock Hospitality	3,429,041	37,685,161
Essential Properties Realty Trust	1,132,417	34,629,312
Four Corners Property Trust	1,156,341	28,792,891
Independence Realty Trust	2,523,600	40,958,028
Kite Realty Group Trust	2,298,487	63,024,513
LXP Industrial Trust	656,510	33,902,176
Phillips Edison & Co.	719,028	28,868,974
Terreno Realty	599,178	39,360,003
		350,675,981
Utilities — 2.54%
Black Hills	661,734	48,187,470
Northwestern Energy Group	685,940	48,434,223
Oklo †	91,778	6,138,113
Spire	438,986	36,110,988
		138,870,794
Total Common Stocks (cost $3,337,917,025)		5,471,994,382

4

	Number of shares	Value (US $)

Short-Term Investments — 0.87%
Money Market Mutual Funds — 0.87%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.51%)	11,882,786	$ 11,882,786
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.51%)	11,882,786	11,882,786
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.55%)	11,882,786	11,882,786
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.54%)	11,882,786	11,882,786
Total Short-Term Investments (cost $47,531,144)		47,531,144
Total Value of Securities—100.80% (cost $3,385,448,169)		5,519,525,526

Liabilities Net of Receivables and Other Assets—(0.80%)		(44,075,062)
Net Assets Applicable to 160,922,741 Shares Outstanding—100.00%		$5,475,450,464
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
See accompanying notes, which are an integral part of the financial statements.
    5

Statement of assets and liabilities
Nomura Small Cap Core Fund	May 31, 2026 (Unaudited)
Assets:
Investments, at value*	$5,519,525,526
Receivable for fund shares sold	6,397,237
Dividends receivable	2,235,645
Prepaid expenses	199,156
Other assets	52,780
Total Assets	5,528,410,344
Liabilities:
Payable for fund shares redeemed	47,824,795
Investment management fees payable to affiliates	3,027,542
Other accrued expenses	1,937,008
Distribution fees payable to affiliates	99,153
Dividend disbursing and transfer agent fees and expenses payable to affiliates	37,503
Accounting and administration expenses payable to affiliates	25,030
Legal fees payable to affiliates	8,849
Total Liabilities	52,959,880
Total Net Assets	$5,475,450,464

Net Assets Consist of:
Paid-in capital	$2,988,235,869
Total distributable earnings (loss)	2,487,214,595
Total Net Assets	$5,475,450,464
6

Net Asset Value

Class A:
Net assets	$275,132,922
Shares of beneficial interest outstanding, unlimited authorization, no par	8,332,496
Net asset value per share	$33.02
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$35.03

Class C:
Net assets	$38,228,999
Shares of beneficial interest outstanding, unlimited authorization, no par	1,415,917
Net asset value per share	$27.00

Class R:
Net assets	$19,159,635
Shares of beneficial interest outstanding, unlimited authorization, no par	611,382
Net asset value per share	$31.34

Institutional Class:
Net assets	$3,938,651,136
Shares of beneficial interest outstanding, unlimited authorization, no par	115,339,603
Net asset value per share	$34.15

Class R6:
Net assets	$1,204,277,772
Shares of beneficial interest outstanding, unlimited authorization, no par	35,223,343
Net asset value per share	$34.19
*Investments, at cost	$3,385,448,169
See accompanying notes, which are an integral part of the financial statements.
    7

Statement of operations
Nomura Small Cap Core Fund	Six months ended May 31, 2026 (Unaudited)
Investment Income:
Dividends	$36,348,555

Expenses:
Management fees	18,425,440
Distribution expenses — Class A	327,863
Distribution expenses — Class C	205,013
Distribution expenses — Class R	48,306
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	2,579,564
Reports and statements to shareholders expenses	385,996
Accounting and administration expenses	347,438
Trustees’ fees	212,639
Legal fees	179,745
Registration fees	56,927
Custodian fees	42,171
Audit and tax fees	16,287
Other	96,568
22,923,957
Less expenses paid indirectly	(19,302)
Total operating expenses	22,904,655
Net Investment Income (Loss)	13,443,900

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	456,952,608
Net change in unrealized appreciation (depreciation) on investments	192,375,646
Net Realized and Unrealized Gain (Loss)	649,328,254
Net Increase (Decrease) in Net Assets Resulting from Operations	$662,772,154
See accompanying notes, which are an integral part of the financial statements.
8

Statements of changes in net assets
Nomura Small Cap Core Fund
	Six months ended 5/31/26 (Unaudited)	Year ended 11/30/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$13,443,900	$34,517,942
Net realized gain (loss)	456,952,608	321,338,145
Net change in unrealized appreciation (depreciation)	192,375,646	(727,086,097)
Net increase (decrease) in net assets resulting from operations	662,772,154	(371,230,010)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(10,931,140)	(2,896,402)
Class C	(2,088,622)	(443,997)
Class R	(824,141)	(183,211)
Institutional Class	(200,926,080)	(64,747,832)
Class R6	(59,220,438)	(20,120,548)
	(273,990,421)	(88,391,990)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	27,955,335	59,360,705
Class C	1,450,357	2,952,320
Class R	1,022,196	2,811,875
Institutional Class	284,771,928	1,129,360,787
Class R6	95,114,499	223,805,806

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	8,031,764	2,624,586
Class C	1,716,200	436,089
Class R	823,912	183,181
Institutional Class	119,142,600	48,805,137
Class R6	48,919,354	18,419,897
	588,948,145	1,488,760,383
    9

Statements of changes in net assets
Nomura Small Cap Core Fund
	Six months ended 5/31/26 (Unaudited)	Year ended 11/30/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(42,814,080)	$(97,810,219)
Class C	(11,593,535)	(22,614,617)
Class R	(4,776,133)	(7,178,167)
Institutional Class	(1,532,167,109)	(2,128,654,987)
Class R6	(425,039,287)	(474,863,136)
	(2,016,390,144)	(2,731,121,126)
Decrease in net assets derived from capital share transactions	(1,427,441,999)	(1,242,360,743)
Net Decrease in Net Assets	(1,038,660,266)	(1,701,982,743)

Net Assets:
Beginning of period	6,514,110,730	8,216,093,473
End of period	$5,475,450,464	$6,514,110,730
See accompanying notes, which are an integral part of the financial statements.
10

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Financial highlights
Nomura Small Cap Core Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	During the years ended November 30, 2024 and 2023, Delaware Management Company reimbursed the Fund $5,551 and $24,946 for loss related to trade errors. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
12

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$30.76	$32.35	$25.23	$27.21	$31.14	$24.79

0.03	0.07	0.05	0.08	0.05	(0.02)
3.52	(1.37)	8.01	(1.16)	(2.05)	6.56
—	—	—[3]	—[3]	—	—
3.55	(1.30)	8.06	(1.08)	(2.00)	6.54

(0.08)	(0.12)	(0.10)	(0.06)	—	—
(1.21)	(0.17)	(0.84)	(0.84)	(1.93)	(0.19)
(1.29)	(0.29)	(0.94)	(0.90)	(1.93)	(0.19)

$33.02	$30.76	$32.35	$25.23	$27.21	$31.14

11.99%	(4.00%)	32.74%[3]	(3.86%)[3]	(6.87%)	26.50%

$275,133	$262,889	$316,921	$254,990	$295,128	$312,223
1.04%	1.04%	1.06%	1.09%	1.05%	1.06%
1.04%	1.04%	1.06%	1.09%	1.05%	1.06%
0.17%	0.24%	0.20%	0.30%	0.20%	(0.06%)
0.17%	0.24%	0.20%	0.30%	0.20%	(0.06%)
9%	26%	23%	26%	23%	24%
13

Financial highlights
Nomura Small Cap Core Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of operations due to class specific expenses.
[4]	During the years ended November 30, 2024 and 2023, Delaware Management Company reimbursed the Fund $5,551 and $24,946 for loss related to trade errors. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
14

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$25.40	$26.83	$21.14	$23.05	$26.86	$21.57

(0.07)[3]	(0.12)[3]	(0.13)	(0.10)	(0.13)	(0.21)
2.88	(1.14)	6.66	(0.97)	(1.75)	5.69
—	—	—[4]	—[4]	—	—
2.81	(1.26)	6.53	(1.07)	(1.88)	5.48

(1.21)	(0.17)	(0.84)	(0.84)	(1.93)	(0.19)
(1.21)	(0.17)	(0.84)	(0.84)	(1.93)	(0.19)

$27.00	$25.40	$26.83	$21.14	$23.05	$26.86

11.53%	(4.69%)	31.71%[4]	(4.57%)[4]	(7.57%)	25.54%

$38,229	$44,366	$68,394	$72,867	$100,445	$132,294
1.79%	1.79%	1.81%	1.84%	1.80%	1.81%
1.79%	1.79%	1.81%	1.84%	1.80%	1.81%
(0.54%)	(0.50%)	(0.56%)	(0.45%)	(0.55%)	(0.81%)
(0.54%)	(0.50%)	(0.56%)	(0.45%)	(0.55%)	(0.81%)
9%	26%	23%	26%	23%	24%
15

Financial highlights
Nomura Small Cap Core Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[6]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of operations due to class specific expenses.
[4]	Amount is less than $(0.005) per share.
[5]	During the years ended November 30, 2024 and 2023, Delaware Management Company reimbursed the Fund $5,551 and $24,946 for loss related to trade errors. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[6]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
16

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$29.22	$30.73	$24.01	$25.93	$29.84	$23.82

(0.01)[3]	—[3,4]	(0.01)	0.01	(0.01)	(0.09)
3.34	(1.30)	7.61	(1.09)	(1.97)	6.30
—	—	—[5]	—[5]	—	—
3.33	(1.30)	7.60	(1.08)	(1.98)	6.21

—	(0.04)	(0.04)	—	—	—
(1.21)	(0.17)	(0.84)	(0.84)	(1.93)	(0.19)
(1.21)	(0.21)	(0.88)	(0.84)	(1.93)	(0.19)

$31.34	$29.22	$30.73	$24.01	$25.93	$29.84

11.82%	(4.23%)	32.41%[5]	(4.09%)[5]	(7.12%)	26.19%

$19,159	$20,728	$26,477	$25,703	$34,289	$44,366
1.29%	1.29%	1.31%	1.34%	1.30%	1.31%
1.29%	1.29%	1.31%	1.34%	1.30%	1.31%
(0.06%)	(0.01%)	(0.05%)	0.05%	(0.05%)	(0.31%)
(0.06%)	(0.01%)	(0.05%)	0.05%	(0.05%)	(0.31%)
9%	26%	23%	26%	23%	24%
17

Financial highlights
Nomura Small Cap Core Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	During the years ended November 30, 2024 and 2023, Delaware Management Company reimbursed the Fund $5,551 and $24,946 for loss related to trade errors. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
18

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$31.79	$33.40	$26.02	$28.02	$32.00	$25.46

0.08	0.15	0.13	0.14	0.13	0.06
3.63	(1.41)	8.25	(1.17)	(2.12)	6.72
—	—	—[3]	—[3]	—	—
3.71	(1.26)	8.38	(1.03)	(1.99)	6.78

(0.14)	(0.18)	(0.16)	(0.13)	(0.06)	(0.05)
(1.21)	(0.17)	(0.84)	(0.84)	(1.93)	(0.19)
(1.35)	(0.35)	(1.00)	(0.97)	(1.99)	(0.24)

$34.15	$31.79	$33.40	$26.02	$28.02	$32.00

12.10%	(3.76%)	33.06%[3]	(3.59%)[3]	(6.65%)	26.80%

$3,938,651	$4,792,284	$6,078,311	$4,976,768	$5,455,486	$5,743,601
0.79%	0.79%	0.81%	0.84%	0.80%	0.81%
0.79%	0.79%	0.81%	0.84%	0.80%	0.81%
0.47%	0.49%	0.45%	0.55%	0.45%	0.19%
0.47%	0.49%	0.45%	0.55%	0.45%	0.19%
9%	26%	23%	26%	23%	24%
19

Financial highlights
Nomura Small Cap Core Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Payment by affiliates
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	During the years ended November 30, 2024 and 2023, Delaware Management Company reimbursed the Fund $5,551 and $24,946 for loss related to trade errors. Payment by affiliates is less than $0.005 per share and 0.005% on total return.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
20

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$31.85	$33.46	$26.07	$28.08	$32.06	$25.51

0.09	0.18	0.16	0.17	0.16	0.10
3.64	(1.40)	8.27	(1.18)	(2.11)	6.72
—	—	—[3]	—[3]	—	—
3.73	(1.22)	8.43	(1.01)	(1.95)	6.82

(0.18)	(0.22)	(0.20)	(0.16)	(0.10)	(0.08)
(1.21)	(0.17)	(0.84)	(0.84)	(1.93)	(0.19)
(1.39)	(0.39)	(1.04)	(1.00)	(2.03)	(0.27)

$34.19	$31.85	$33.46	$26.07	$28.08	$32.06

12.16%	(3.65%)	33.22%[3]	(3.49%)[3]	(6.52%)	26.92%

$1,204,278	$1,393,844	$1,725,990	$1,538,097	$1,386,235	$1,325,213
0.69%	0.69%	0.68%	0.72%	0.69%	0.69%
0.69%	0.69%	0.68%	0.72%	0.69%	0.69%
0.53%	0.60%	0.58%	0.67%	0.57%	0.31%
0.53%	0.60%	0.58%	0.67%	0.57%	0.31%
9%	26%	23%	26%	23%	24%
21

Notes to financial statements
Nomura Small Cap Core Fund	May 31, 2026 (Unaudited)
Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Nomura Small Cap Core Fund, Nomura Small Cap Value Fund, and Nomura Wealth Builder Fund. These financial statements and the related notes pertain to Nomura Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Fund's valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the
22

Board and subject to the Board's oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2026, and for all open tax years (years ended November 30, 2022–November 30, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties“ on the “Statement of operations.” During the six months ended May 31, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital
    23

Notes to financial statements
Nomura Small Cap Core Fund
1. Significant Accounting Policies (continued)
gain distributions from any investment companies (Underlying Funds), in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. The Fund's Chief Executive Officer and Chief Financial Officer act as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements.
Recent Accounting Standard — The Fund adopted FASB ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of May 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2026, the Fund earned $18,286 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the
24

corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2026, the Fund earned $1,016 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on the next $5.5 billion, and 0.575% on average daily net assets in excess of $8 billion.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2026, the Fund paid $150,479 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended May 31, 2026, the Fund paid $225,882 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and
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Notes to financial statements
Nomura Small Cap Core Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2026, the Fund paid $51,098 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended May 31, 2026, DDLP earned $2,729 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2026, DDLP received gross CDSC commissions of $593 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended May 31, 2026, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$532,912,418
Sales	2,158,034,371
26

At May 31, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$3,385,448,169
Aggregate unrealized appreciation of investments	$2,247,477,289
Aggregate unrealized depreciation of investments	(113,399,932)
Net unrealized appreciation of investments	$2,134,077,357
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Fund’s investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and
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Notes to financial statements
Nomura Small Cap Core Fund
3. Investments (continued)
industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2026:
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$83,117,418	$—	$83,117,418
Consumer Discretionary	582,314,002	—	582,314,002
Consumer Staples	51,291,827	—	51,291,827
Energy	281,563,715	—	281,563,715
Financials	977,140,672	—	977,140,672
Healthcare	918,605,591	—[1]	918,605,591
Industrials	1,036,984,006	—	1,036,984,006
Information Technology	861,665,351	—	861,665,351
Materials	189,765,025	—	189,765,025
Real Estate	350,675,981	—	350,675,981
Utilities	138,870,794	—	138,870,794
Short-Term Investments	47,531,144	—	47,531,144
Total Value of Securities	$5,519,525,526	$—	$5,519,525,526

[1]The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in this table.
During the six months ended May 31, 2026, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.
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4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	5/31/26	11/30/25
Shares sold:
Class A	909,267	2,055,968
Class C	57,849	122,189
Class R	34,903	102,722
Institutional Class	8,992,812	38,899,848
Class R6	3,014,756	7,532,000

Shares issued upon reinvestment of dividends and distributions:
Class A	269,161	84,664
Class C	70,106	16,923
Class R	29,062	6,207
Institutional Class	3,865,756	1,527,547
Class R6	1,586,231	575,982
	18,829,903	50,924,050

Shares redeemed:
Class A	(1,391,068)	(3,391,403)
Class C	(459,018)	(940,959)
Class R	(162,049)	(261,140)
Institutional Class	(48,282,649)	(71,669,467)
Class R6	(13,139,318)	(15,925,537)
	(63,434,102)	(92,188,506)
Net decrease	(44,604,199)	(41,264,456)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2026 and the year ended November 30, 2025, the Fund had the following exchange transactions:
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
5/31/26	1,639	711	75,500	243	582	1,413	75,840	$2,406,365
Year ended
11/30/25	5,934	18,873	23,485	2,988	891	10,924	35,563	1,392,302
    29

Notes to financial statements
Nomura Small Cap Core Fund
5. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of May 31, 2026, or at any time during the period then ended.
6. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational
30

organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended May 31, 2026, the Fund had no securities out on loan.
7. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The Fund invests a significant portion of its assets in small- and/or medium-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and/or medium-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Fund is subject to the risk that the securities it holds will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. The Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
    31

Notes to financial statements
Nomura Small Cap Core Fund
7. Credit and Market Risks (continued)
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2026. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in securities of issuers in a particular industry or sector whose value may decline because of changing expectations for the performance of that industry or sector.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2026, there were no Rule 144A securities held by the Fund.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2026, that would require recognition or disclosure in the Fund’s financial statements.
32

Other Fund information (Unaudited)
Nomura Small Cap Core Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
For the section below only, the trusts of the Nomura Funds are referred individually as a “Trust” and collectively as “Trusts,” each Nomura Fund individually as a “Fund,” and the Nomura Funds collectively as the “Funds.”
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025
At its June 2025 Meeting, the Board, including its Independent Trustees, considered and unanimously approved the proposed New Investment Advisory Agreements between the Trusts, on behalf of each of their Funds, and DMC. The Board also approved the New Sub-Advisory Agreements for the Funds, as applicable, that will become effective after the Closing or Split Closing, as applicable. In addition, the Board approved interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreements and New Sub-Advisory Agreements, the “Proposed Advisory Agreements”). The Interim Advisory Agreements will take effect in the event that shareholders did not approve of one or more of the New Investment Advisory Agreements by the time of the Closing. The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a Change of Control Event and result in the termination of the Current Investment Advisory Agreements. The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to
    33

Other Fund information (Unaudited)
Nomura Small Cap Core Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
each Fund after the Closing and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements, including the New Investment Advisory Agreements, which are still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
The Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and certain Independent Trustees met in person or virtually on several other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At the in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction, and Nomura’s role with respect to DMC Management.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:
• They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
• No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction (with the exception of the US leveraged credit team, as indicated below);
• Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and
34

• Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreements or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreements would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory Agreement may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. The Board considered DMC’s and Nomura’s representations that there are no planned or anticipated material personnel changes as a result of the Transaction, with the exception of the US leveraged credit team where certain team members are expected to remain with Macquarie. The Board further considered DMC’s representation that the US leveraged credit team Funds will all be managed with the same investment objective and in the same style post-closing and DMC representing that it believes that there will be no reduction in the quality of advisory services to those Funds. Otherwise, the portfolio managers responsible for the day-to-day management of the Funds are expected to continue to manage the Funds and certain sub-adviser(s) are expected to continue to manage their respective sleeves of the Funds pursuant to New Sub-Advisory Agreements that would be substantially similar to the Current Sub-Advisory Agreements. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval, and that management proposed that the Board approve the New Sub-Advisory Agreements pursuant to the Funds’ manager of managers
    35

Other Fund information (Unaudited)
Nomura Small Cap Core Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
exemptive relief. In addition, the Board also considered that, in connection with the Transaction, certain investment professionals at Macquarie-affiliated sub-advisers would be employed by Nomura advisory affiliates in the United Kingdom and Australia and would continue to manage the Funds they currently manage under participating affiliate arrangements.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024. The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Investments Fund Services Company (“DIFSC”). The Board routinely reviews DIFSC’s performance.
Nomura and DMC indicated that they currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC (with the exception of the US leveraged credit team, as indicated above) or (ii) third parties providing operational services to the Funds, and stated that the nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements and New Sub-Advisory Agreements. The Board also considered that management of Nomura and Macquarie represented that there would  not be any “unfair burden”  imposed on any of the Funds for the first two years following the Closing as a result of the Transaction in accordance with Section 15(f) of the 1940 Act, and that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders. The Board noted, among other things, the contractual expense limitations or reimbursements currently in effect for certain Funds and Nomura’s acknowledgment of
36

Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year and considered its review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board also considered DMC’s representations that neither the Transaction, the New Investment Advisory Agreements nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance (with the exception of the US leveraged credit team), (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) as indicated by Nomura and Macquarie, there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses. At its August 2024 meeting, the Board evaluated expense comparison data for the Funds. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Broadridge as being similar to each Fund (the “Expense Group”). The Board placed significant emphasis on the Funds’ expenses in view of their importance to shareholders. The Board gave appropriate consideration to expense reports and discussions with DMC at Board meetings throughout the year and considered its prior review of expenses in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board considered the representations of DMC and Nomura that neither the Transaction, the New Investment Advisory Agreements nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) DMC had no current intention to change the  existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all reasonable costs related to the related proxy solicitation, and (iv) Nomura and Macquarie represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its August 2024 meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its August 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the
    37

Other Fund information (Unaudited)
Nomura Small Cap Core Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
purpose of determining profitability. At that meeting, the Board determined that the management fees charged under the Current Investment Advisory Agreements were reasonable in light of the services rendered and the level of profitability of DMC. Nomura advised the Board in June 2025 that it anticipated that management profitability would remain substantially the same following the Closing, noting that services and costs are expected to be the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreements.
Based on information provided by DMC and Nomura, the Board considered their representations that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also considered Nomura’s representation that it had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate.
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board considered that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The Board further considered that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including, for Nomura and DMC, service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional
38

business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received, and reviewed information from Nomura concerning its financial condition to demonstrate its ability support DMC’s advisory business after the Closing. Based on this review, the Board considered that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered Nomura’s statement that it plans to retain the pre-closing organizational and operating structure with respect to the Funds post-Closing as much as possible. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. In addition, the Board considered Nomura’s representation that the acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that DMC has placed brokerage transactions with a broker/dealer affiliate of Nomura and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States.
Conclusion. The Independent Trustees of each Trust deliberated in executive session; the entire Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under each New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in August 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had
    39

Other Fund information (Unaudited)
Nomura Small Cap Core Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura indicated it will maintain the Funds’ existing contractual expense limitations and/or advisory fee waivers post-Closing through the stated end date for such expense limitation and fee waiver. Nomura further indicated it has no current plans to increase advisory, administration, distribution, transfer agency, or other fees of the Funds following the Transaction. The Board noted Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
40

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
1350 Penn Avenue, Suite 102
Pittsburgh, PA 15222
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.
(5644301)
SA-DCCIX-0726
This page is not part of the financial statements and other information.

US equity mutual fund
Nomura Small Cap Value Fund
Financial statements and other information
For the six months ended May 31, 2026

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at nomuraassetmanagement.com/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at nomuraassetmanagement.com/proxy; and (ii) on the SEC’s website at sec.gov.

Schedule of investments
Nomura Small Cap Value Fund	May 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.80%♣
Consumer Discretionary — 9.02%
Academy Sports & Outdoors	468,900	$ 24,757,920
Acushnet Holdings	245,297	21,777,468
Boyd Gaming	345,924	28,600,996
Choice Hotels International	200,309	21,809,644
Columbia Sportswear	155,143	10,267,364
Group 1 Automotive	101,321	32,051,885
KB Home	493,571	24,115,879
M/I Homes †	190,738	25,104,935
Meritage Homes	426,205	27,805,614
OneSpaWorld Holdings	1,069,900	25,410,125
Patrick Industries	263,938	23,891,668
Steven Madden	641,142	27,851,208
Texas Roadhouse	111,393	20,119,804
		313,564,510
Consumer Staples — 0.76%
Performance Food Group †	270,352	26,545,863
		26,545,863
Energy — 8.46%
Gulfport Energy †	247,395	41,708,323
International Seaways	530,342	40,937,099
Kinetik Holdings	538,255	24,732,817
Kodiak Gas Services	704,019	47,063,670
Liberty Energy	833,618	24,391,663
Magnolia Oil & Gas Class A	1,275,240	34,890,566
Matador Resources	791,048	42,400,173
Noble	819,155	38,074,325
		294,198,636
Financials — 28.07%
Amalgamated Financial	729,654	30,266,048
Assurant	152,599	37,977,313
Axis Capital Holdings	517,132	49,091,341
Bank of NT Butterfield & Son	769,239	43,431,234
Bread Financial Holdings	445,558	39,685,851
Columbia Banking System	1,773,801	52,575,462
ConnectOne Bancorp	537,100	16,150,597
Eastern Bankshares	1,905,700	37,599,461
Essent Group	613,122	35,493,632
F&G Annuities & Life	800,500	22,189,860
First Financial Bancorp	2,096,607	64,491,631
FNB	3,140,760	54,900,485
    1

Schedule of investments
Nomura Small Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Hancock Whitney	855,417	$ 58,271,006
Hanover Insurance Group	176,433	32,851,825
Hope Bancorp	2,669,356	33,473,724
Merchants Bancorp	672,733	31,712,634
Old National Bancorp	2,408,330	57,824,003
Ridgepost Capital Class A	2,328,203	19,277,521
Selective Insurance Group	405,129	35,059,864
SLM	1,104,000	24,420,480
Stifel Financial	663,476	46,542,841
Valley National Bancorp	4,845,515	66,722,741
Voya Financial	457,991	37,198,029
Webster Financial	144,701	10,522,657
WesBanco	1,109,000	38,426,850
		976,157,090
Healthcare — 2.39%
Bruker	416,300	24,515,907
ICU Medical †	210,991	28,566,071
Integer Holdings †	138,610	12,388,962
Merit Medical Systems †	279,898	17,650,368
		83,121,308
Industrials — 21.12%
Alliance Laundry Holdings †	733,600	18,523,400
CACI International Class A †	90,749	46,600,519
Centuri Holdings †	1,176,575	36,167,915
Everus Construction Group †	176,745	26,294,354
Gates Industrial †	1,668,847	43,256,514
Griffon	472,746	41,592,193
Helios Technologies	404,950	33,647,295
Herc Holdings	300,072	39,909,576
Huron Consulting Group †	195,256	20,968,542
ITT	243,296	47,442,720
KBR	646,336	22,589,443
Kirby †	177,363	24,935,464
Leonardo DRS	790,879	38,563,260
MasTec †	90,172	34,118,380
Nextpower Class A †	85,895	13,433,978
Regal Rexnord	221,607	44,711,428
Saia †	50,753	23,974,195
Terex	856,365	49,823,316
Timken	478,497	61,238,046
2

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
WESCO International	116,964	$ 42,243,888
Zurn Elkay Water Solutions	518,456	24,367,432
		734,401,858
Information Technology — 8.15%
ACI Worldwide †	620,537	27,098,851
Allegro MicroSystems †	713,577	34,158,931
Belden	302,744	31,812,339
Diodes †	315,031	33,179,065
N-able †	2,722,414	10,072,932
TD SYNNEX	247,947	64,783,592
TTM Technologies †	473,885	82,323,302
		283,429,012
Materials — 6.17%
Ashland	302,756	17,529,572
Avient	754,759	26,733,564
Axalta Coating Systems †	570,900	17,566,593
Constellium †	1,201,264	41,155,305
HB Fuller	392,900	25,177,032
Knife River †	237,016	18,608,126
Louisiana-Pacific	403,670	30,832,315
Ryerson Holding	588,622	16,834,589
Silgan Holdings	531,166	19,950,595
		214,387,691
Real Estate — 8.96%
Agree Realty	562,155	41,683,793
Apple Hospitality REIT	2,533,905	37,223,065
Centerspace	303,936	20,509,601
Independence Realty Trust	2,205,181	35,790,088
Kite Realty Group Trust	1,646,906	45,158,163
LXP Industrial Trust	725,746	37,477,523
National Health Investors	548,854	40,225,510
Newmark Group Class A	1,411,757	19,722,245
Sabra Health Care REIT	1,699,500	33,803,055
		311,593,043
Utilities — 5.70%
Black Hills	501,675	36,531,974
MDU Resources Group	1,618,187	34,111,382
New Jersey Resources	709,134	39,179,653
OGE Energy	1,004,959	47,464,214
    3

Schedule of investments
Nomura Small Cap Value Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities (continued)
Southwest Gas Holdings	473,115	$ 40,787,244
		198,074,467
Total Common Stocks (cost $2,204,350,396)		3,435,473,478

Short-Term Investments — 1.32%
Money Market Mutual Funds — 1.32%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.51%)	11,523,212	11,523,212
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.51%)	11,523,212	11,523,212
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.55%)	11,523,212	11,523,212
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.54%)	11,523,213	11,523,213
Total Short-Term Investments (cost $46,092,849)		46,092,849
Total Value of Securities—100.12% (cost $2,250,443,245)		3,481,566,327

Liabilities Net of Receivables and Other Assets—(0.12%)		(4,251,410)
Net Assets Applicable to 46,146,778 Shares Outstanding—100.00%		$3,477,314,917
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
REIT – Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
4

Statement of assets and liabilities
Nomura Small Cap Value Fund	May 31, 2026 (Unaudited)
Assets:
Investments, at value*	$3,481,566,327
Receivable for fund shares sold	11,834,584
Dividends receivable	3,705,680
Prepaid expenses	145,703
Foreign tax reclaims receivable	7,800
Other assets	47,973
Total Assets	3,497,308,067
Liabilities:
Due to custodian	1,253
Payable for fund shares redeemed	16,613,391
Investment management fees payable to affiliates	1,993,296
Other accrued expenses	1,174,588
Distribution fees payable to affiliates	170,682
Dividend disbursing and transfer agent fees and expenses payable to affiliates	20,924
Accounting and administration expenses payable to affiliates	14,113
Legal fees payable to affiliates	4,903
Total Liabilities	19,993,150
Total Net Assets	$3,477,314,917

Net Assets Consist of:
Paid-in capital	$1,794,624,806
Total distributable earnings (loss)	1,682,690,111
Total Net Assets	$3,477,314,917
    5

Statement of assets and liabilities
Nomura Small Cap Value Fund

Net Asset Value

Class A:
Net assets	$658,781,620
Shares of beneficial interest outstanding, unlimited authorization, no par	9,396,821
Net asset value per share	$70.11
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$74.39

Class C:
Net assets	$16,846,509
Shares of beneficial interest outstanding, unlimited authorization, no par	343,464
Net asset value per share	$49.05

Class R:
Net assets	$35,956,185
Shares of beneficial interest outstanding, unlimited authorization, no par	540,572
Net asset value per share	$66.52

Institutional Class:
Net assets	$1,679,402,826
Shares of beneficial interest outstanding, unlimited authorization, no par	21,784,747
Net asset value per share	$77.09

Class R6:
Net assets	$1,086,327,777
Shares of beneficial interest outstanding, unlimited authorization, no par	14,081,174
Net asset value per share	$77.15
*Investments, at cost	$2,250,443,245
See accompanying notes, which are an integral part of the financial statements.
6

Statement of operations
Nomura Small Cap Value Fund	Six months ended May 31, 2026 (Unaudited)
Investment Income:
Dividends	$37,761,208

Expenses:
Management fees	11,752,785
Distribution expenses — Class A	798,538
Distribution expenses — Class C	89,594
Distribution expenses — Class R	84,464
Dividend disbursing, transfer agent and sub-transfer agent fees and expenses	1,860,462
Accounting and administration expenses	208,706
Reports and statements to shareholders expenses	142,615
Trustees’ fees	120,344
Legal fees	101,873
Registration fees	38,635
Custodian fees	24,074
Audit and tax fees	12,846
Other	57,938
15,292,874
Less expenses paid indirectly	(2,976)
Total operating expenses	15,289,898
Net Investment Income (Loss)	22,471,310

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	451,697,383
Net change in unrealized appreciation (depreciation) on investments	47,375,817
Net Realized and Unrealized Gain (Loss)	499,073,200
Net Increase (Decrease) in Net Assets Resulting from Operations	$521,544,510
See accompanying notes, which are an integral part of the financial statements.
    7

Statements of changes in net assets
Nomura Small Cap Value Fund
	Six months ended 5/31/26 (Unaudited)	Year ended 11/30/25

Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$22,471,310	$40,927,956
Net realized gain (loss)	451,697,383	702,056,240
Net change in unrealized appreciation (depreciation)	47,375,817	(888,336,331)
Net increase (decrease) in net assets resulting from operations	521,544,510	(145,352,135)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(74,974,494)	(78,506,734)
Class C	(2,952,464)	(3,449,576)
Class R	(4,010,274)	(4,265,237)
Institutional Class	(213,150,010)	(266,039,544)
Class R6	(123,674,279)	(127,934,581)
	(418,761,521)	(480,195,672)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	33,206,879	42,188,024
Class C	892,226	1,656,081
Class R	4,250,463	3,904,727
Institutional Class	115,786,962	289,648,095
Class R6	118,537,483	234,470,081

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	67,766,521	77,596,193
Class C	2,894,768	3,440,544
Class R	3,937,006	4,265,237
Institutional Class	199,199,080	255,719,917
Class R6	115,260,789	122,716,395
	661,732,177	1,035,605,294
8

	Six months ended 5/31/26 (Unaudited)	Year ended 11/30/25

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(77,126,674)	$(162,053,979)
Class C	(4,968,180)	(8,533,156)
Class R	(5,336,734)	(10,938,405)
Institutional Class	(597,668,705)	(1,025,937,422)
Class R6	(260,957,380)	(411,011,192)
	(946,057,673)	(1,618,474,154)
Decrease in net assets derived from capital share transactions	(284,325,496)	(582,868,860)
Net Decrease in Net Assets	(181,542,507)	(1,208,416,667)

Net Assets:
Beginning of period	3,658,857,424	4,867,274,091
End of period	$3,477,314,917	$3,658,857,424
See accompanying notes, which are an integral part of the financial statements.
    9

Financial highlights
Nomura Small Cap Value Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
10

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$68.95	$78.83	$63.73	$71.35	$75.49	$55.68

0.33	0.51	0.61	0.60	0.47	0.28
9.24	(2.23)	19.39	(5.42)	(1.23)	19.94
9.57	(1.72)	20.00	(4.82)	(0.76)	20.22

(0.85)	(0.79)	(0.91)	(0.49)	(0.28)	(0.41)
(7.56)	(7.37)	(3.99)	(2.31)	(3.10)	—
(8.41)	(8.16)	(4.90)	(2.80)	(3.38)	(0.41)

$70.11	$68.95	$78.83	$63.73	$71.35	$75.49

15.37%	(1.99%)	33.14%	(6.74%)	(1.10%)	36.52%

$658,782	$618,482	$762,879	$726,870	$896,355	$1,016,518
1.08%	1.09%	1.10%	1.11%	1.11%	1.11%
1.08%	1.09%	1.10%	1.11%	1.11%	1.11%
0.99%	0.79%	0.89%	0.93%	0.67%	0.38%
0.99%	0.79%	0.89%	0.93%	0.67%	0.38%
12%	21%	19%	27%	19%	14%
11

Financial highlights
Nomura Small Cap Value Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
12

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$50.63	$60.28	$49.83	$56.36	$60.49	$44.71

0.07	0.02	0.07	0.09	(0.05)	(0.21)
6.53	(1.76)	14.95	(4.27)	(0.98)	16.06
6.60	(1.74)	15.02	(4.18)	(1.03)	15.85

(0.62)	(0.54)	(0.58)	(0.04)	—	(0.07)
(7.56)	(7.37)	(3.99)	(2.31)	(3.10)	—
(8.18)	(7.91)	(4.57)	(2.35)	(3.10)	(0.07)

$49.05	$50.63	$60.28	$49.83	$56.36	$60.49

14.94%	(2.74%)	32.15%	(7.43%)	(1.84%)	35.48%

$16,846	$18,460	$26,557	$26,959	$39,409	$51,078
1.83%	1.84%	1.85%	1.86%	1.86%	1.86%
1.83%	1.84%	1.85%	1.86%	1.86%	1.86%
0.30%	0.05%	0.14%	0.18%	(0.08%)	(0.37%)
0.30%	0.05%	0.14%	0.18%	(0.08%)	(0.37%)
12%	21%	19%	27%	19%	14%
13

Financial highlights
Nomura Small Cap Value Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
14

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$65.75	$75.58	$61.33	$68.74	$72.83	$53.74

0.23	0.34	0.42	0.42	0.28	0.09
8.78	(2.16)	18.63	(5.21)	(1.20)	19.28
9.01	(1.82)	19.05	(4.79)	(0.92)	19.37

(0.68)	(0.64)	(0.81)	(0.31)	(0.07)	(0.28)
(7.56)	(7.37)	(3.99)	(2.31)	(3.10)	—
(8.24)	(8.01)	(4.80)	(2.62)	(3.17)	(0.28)

$66.52	$65.75	$75.58	$61.33	$68.74	$72.83

15.22%	(2.24%)	32.81%	(6.96%)	(1.34%)	36.18%

$35,956	$32,379	$40,557	$37,411	$43,983	$54,481
1.33%	1.34%	1.35%	1.36%	1.36%	1.36%
1.33%	1.34%	1.35%	1.36%	1.36%	1.36%
0.72%	0.54%	0.64%	0.68%	0.42%	0.13%
0.72%	0.54%	0.64%	0.68%	0.42%	0.13%
12%	21%	19%	27%	19%	14%
15

Financial highlights
Nomura Small Cap Value Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
16

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$74.98	$84.94	$68.20	$76.15	$80.31	$59.19

0.47	0.74	0.83	0.82	0.68	0.48
10.11	(2.40)	20.86	(5.78)	(1.30)	21.18
10.58	(1.66)	21.69	(4.96)	(0.62)	21.66

(0.91)	(0.93)	(0.96)	(0.68)	(0.44)	(0.54)
(7.56)	(7.37)	(3.99)	(2.31)	(3.10)	—
(8.47)	(8.30)	(4.95)	(2.99)	(3.54)	(0.54)

$77.09	$74.98	$84.94	$68.20	$76.15	$80.31

15.50%	(1.75%)	33.48%	(6.50%)	(0.85%)	36.84%

$1,679,403	$1,906,089	$2,739,784	$2,639,183	$3,833,425	$3,958,855
0.83%	0.84%	0.85%	0.86%	0.86%	0.86%
0.83%	0.84%	0.85%	0.86%	0.86%	0.86%
1.28%	1.05%	1.14%	1.18%	0.92%	0.63%
1.28%	1.05%	1.14%	1.18%	0.92%	0.63%
12%	21%	19%	27%	19%	14%
17

Financial highlights
Nomura Small Cap Value Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
18

Six months ended 5/31/26[1] (Unaudited)	Year ended
	11/30/25	11/30/24	11/30/23	11/30/22	11/30/21
$75.15	$85.12	$68.41	$76.38	$80.53	$59.32

0.51	0.83	0.95	0.92	0.81	0.61
10.13	(2.39)	20.89	(5.79)	(1.31)	21.21
10.64	(1.56)	21.84	(4.87)	(0.50)	21.82

(1.08)	(1.04)	(1.14)	(0.79)	(0.55)	(0.61)
(7.56)	(7.37)	(3.99)	(2.31)	(3.10)	—
(8.64)	(8.41)	(5.13)	(3.10)	(3.65)	(0.61)

$77.15	$75.15	$85.12	$68.41	$76.38	$80.53

15.59%	(1.62%)	33.67%	(6.35%)	(0.69%)	37.08%

$1,086,328	$1,083,447	$1,297,497	$1,242,966	$1,547,942	$1,602,565
0.71%	0.71%	0.70%	0.71%	0.70%	0.69%
0.71%	0.71%	0.70%	0.71%	0.70%	0.69%
1.39%	1.17%	1.29%	1.33%	1.08%	0.80%
1.39%	1.17%	1.29%	1.33%	1.08%	0.80%
12%	21%	19%	27%	19%	14%
19

Notes to financial statements
Nomura Small Cap Value Fund	May 31, 2026 (Unaudited)
Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Nomura Small Cap Core Fund, Nomura Small Cap Value Fund, and Nomura Wealth Builder Fund. These financial statements and the related notes pertain to Nomura Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Fund's valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Fund investments. DMC has established a pricing committee (Pricing Committee) to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the
20

Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2026, and for all open tax years (years ended November 30, 2022–November 30, 2025), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended May 31, 2026, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Nomura Funds (formerly, Macquarie Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital
    21

Notes to financial statements
Nomura Small Cap Value Fund
1. Significant Accounting Policies (continued)
gain distributions from any investment companies (Underlying Funds), in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting — In November 2023, FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund’s Chief Executive Officer and Chief Financial Officer act as the Fund’s chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund’s financial statements.
Recent Accounting Standard — The Fund adopted FASB ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Taxes Disclosures as of May 31, 2026. ASU 2023-09 requires public business entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2026, the Fund earned $219 under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses” with the
22

corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2026, the Fund earned $2,757 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Nomura Investment Management Business Trust (NIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on the next $5.5 billion, and 0.575% on average daily net assets in excess of $8 billion.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Nomura Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Nomura Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2026, the Fund paid $84,969 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Nomura Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Nomura Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” For the six months ended May 31, 2026, the Fund paid $126,218 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing, transfer agent and sub-transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and
    23

Notes to financial statements
Nomura Small Cap Value Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2026, the Fund paid $28,350 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended May 31, 2026, DDLP earned $10,829 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2026, DDLP received gross CDSC commissions of $269 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
3. Investments
For the six months ended May 31, 2026, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$438,875,421
Sales	1,096,314,700
24

At May 31, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2026, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$2,250,443,245
Aggregate unrealized appreciation of investments	$1,276,906,447
Aggregate unrealized depreciation of investments	(45,783,365)
Net unrealized appreciation of investments	$1,231,123,082
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each of the Fund’s investments are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and
    25

Notes to financial statements
Nomura Small Cap Value Fund
3. Investments (continued)
industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2026:
Level 1
Securities
Assets:
Common Stocks	$3,435,473,478
Short-Term Investments	46,092,849
Total Value of Securities	$3,481,566,327
During the six months ended May 31, 2026, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of May 31, 2026, there were no Level 3 investments.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	5/31/26	11/30/25
Shares sold:
Class A	506,726	652,331
Class C	19,164	34,240
Class R	66,677	64,815
Institutional Class	1,596,659	4,165,802
Class R6	1,617,615	3,308,863

Shares issued upon reinvestment of dividends and distributions:
Class A	1,084,959	1,145,839
Class C	66,015	68,687
Class R	66,358	65,893
Institutional Class	2,903,353	3,480,603
Class R6	1,679,697	1,668,703
	9,607,223	14,655,776
26

	Six months ended	Year ended
	5/31/26	11/30/25

Shares redeemed:
Class A	(1,164,665)	(2,505,518)
Class C	(106,295)	(178,932)
Class R	(84,948)	(174,838)
Institutional Class	(8,136,599)	(14,480,867)
Class R6	(3,632,488)	(5,804,106)
	(13,124,995)	(23,144,261)
Net decrease	(3,517,772)	(8,488,485)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the six months ended May 31, 2026 and the year ended November 30, 2025, the Fund had the following exchange transactions:
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
5/31/26	752	264	—	22	125	143	618	$65,487
Year ended
11/30/25	34,938	3,335	16,929	398	1,051	3,282	47,395	3,736,561
5. Line of Credit
The Fund, along with certain other funds in the Nomura Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 27, 2025. This Agreement was extended to October 26, 2026.
The Fund had no amounts outstanding as of May 31, 2026, or at any time during the period then ended.
6. Securities Lending
The Fund, along with other funds in the Nomura Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At
    27

Notes to financial statements
Nomura Small Cap Value Fund
6. Securities Lending (continued)
the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are
28

shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended May 31, 2026, the Fund had no securities out on loan.
7. Credit and Market Risks
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The Fund invests a significant portion of its assets in small- and/or medium-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and/or medium-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Fund is subject to the risk that the securities it holds will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. The Fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2026. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund may invest in securities of issuers in a particular industry or sector whose value may decline because of changing expectations for the performance of that industry or sector.
Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the Manager, undervalued. The value of a security believed by the Manager to be undervalued may never reach what is believed to be its full value, such security’s value may decrease or such security may be appropriately priced.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under
    29

Notes to financial statements
Nomura Small Cap Value Fund
7. Credit and Market Risks (continued)
Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2026, there were no Rule 144A securities held by the Fund.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2026, that would require recognition or disclosure in the Fund’s financial statements.
30

Other Fund information (Unaudited)
Nomura Small Cap Value Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
For the section below only, the trusts of the Nomura Funds are referred individually as a “Trust” and collectively as “Trusts,” each Nomura Fund individually as a “Fund,” and the Nomura Funds collectively as the “Funds.”
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025
At its June 2025 Meeting, the Board, including its Independent Trustees, considered and unanimously approved the proposed New Investment Advisory Agreements between the Trusts, on behalf of each of their Funds, and DMC. The Board also approved the New Sub-Advisory Agreements for the Funds, as applicable, that will become effective after the Closing or Split Closing, as applicable. In addition, the Board approved interim advisory and interim sub-advisory agreements (together the “Interim Advisory Agreements” and together with the New Investment Advisory Agreements and New Sub-Advisory Agreements, the “Proposed Advisory Agreements”). The Interim Advisory Agreements will take effect in the event that shareholders did not approve of one or more of the New Investment Advisory Agreements by the time of the Closing. The Board also determined to recommend that Fund shareholders approve the proposed New Investment Advisory Agreements. As part of their evaluation, the Board’s Independent Trustees reviewed material supporting the approval of the Proposed Advisory Agreements in executive sessions with its independent legal counsel both with and without representatives of management. Such material included responses provided by DMC and Nomura to an extensive initial questionnaire and a subsequent memorandum with questions relating to the Transaction and the impact on the Funds, as well as governance, compliance, investment and operational matters.
Background for the Board Approvals. At the June 2025 Meeting, representatives of DMC and Nomura met with the Board to discuss the Transaction. The Independent Trustees were advised that the Transaction, if completed, would constitute a Change of Control Event and result in the termination of the Current Investment Advisory Agreements. The Independent Trustees were also advised that it was proposed that DMC would continue to serve as the investment adviser to
    31

Other Fund information (Unaudited)
Nomura Small Cap Value Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
each Fund after the Closing and that the Board would be asked to consider approval of the terms and conditions of the proposed New Investment Advisory Agreements with DMC and thereafter to submit the proposed New Investment Advisory Agreements to the Funds’ shareholders for approval.
At the June 2025 Meeting, the Board, including a majority of the Independent Trustees, reviewed and approved the Proposed Advisory Agreements, including the New Investment Advisory Agreements, which are still subject to shareholder approval. The Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
The Board, together with independent legal counsel to the Independent Trustees and Fund counsel, met with representatives of DMC and Nomura to discuss the Transaction. In addition, management of DMC and certain Independent Trustees met in person or virtually on several other occasions preceding the June 2025 Meeting. At these meetings, the Transaction and future plans for DMC and the Funds were discussed at length. Finally, the Independent Trustees consulted with their independent legal counsel in executive sessions during the time period covered by the negotiation of the Transaction and discussed, among other things, the legal standards applicable to their review of the Proposed Advisory Agreements and certain other contracts and considerations relevant to their deliberations on whether to approve the Proposed Advisory Agreements.
At the in-person and virtual meetings with DMC management and with key Nomura representatives, the Trustees discussed the Transaction. The meetings included discussions of the strategic rationale for the Transaction and Nomura’s general plans and intentions regarding the Funds and DMC. On these occasions, representatives of DMC and Nomura made presentations to, and responded to questions from, the Trustees. The Board also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of DMC in connection with the Transaction, and Nomura’s role with respect to DMC Management.
In connection with the Trustees’ review of the Proposed Advisory Agreements, DMC and/or Nomura emphasized that:
• They expected that there will be no adverse changes as a result of the Transaction in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services;
• No material changes in personnel or operations are currently contemplated in the operation of DMC under Nomura as a result of the Transaction (with the exception of the US leveraged credit team, as indicated below);
• Nomura has no present intention to cause DMC to alter the contractual expense limitations and reimbursements currently in effect for the Funds; and
32

• Under the Purchase Agreement, Nomura has agreed to, and to cause its affiliates to, use commercially reasonable efforts after Closing to conduct their respective businesses in compliance with the conditions of Section 15(f) of the 1940 Act with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as Independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the Closing.
The Board considered that management proposed that the Board approve the Proposed Advisory Agreements because, upon the Closing, the Current Investment Advisory Agreements and the current sub-advisory agreements (the “Current Sub-Advisory Agreements”) would automatically terminate in accordance with their terms and applicable regulations. The Board further considered that management proposed that the Board approve the Interim Advisory Agreements so that, if the Transaction closes before a Fund receives the requisite shareholder approval of its New Investment Advisory Agreement, an Interim Advisory Agreement would permit continuity of the management of the Fund while it continued to solicit the requisite shareholder approval of the New Investment Advisory Agreement. The Board reviewed and also considered the forms of the Proposed Advisory Agreements, noting that the terms and conditions of each such agreement were substantially identical to the terms and conditions of the Current Investment Advisory Agreements or Current Sub-Advisory Agreements, except for the effective dates, duration and, with respect to the Interim Advisory Agreements, escrow provisions required by applicable law. The Board also considered the impact of a possible Split Closing and DMC’s representation that, if it occurs, it would not affect the day-to-day management of the applicable Funds. The Board noted that the New Investment Advisory Agreements would have an initial two-year term and that the Interim Advisory Agreements would be effective on an interim basis, as necessary upon the Closing, from its effective date until the earlier of (i) 150 calendar days from the effective date or such later date as may be consistent with the 1940 Act, rules and regulations thereunder or exemptive relief or interpretative position of the staff of the SEC; or (ii) the effective date of the applicable New Investment Advisory Agreement (“Interim Period”). The Interim Advisory Agreement may also be terminated on 10 days’ written notice by the Board. The Board further noted management’s representation that the approval of the Proposed Advisory Agreements would not result in any changes to the Funds’ investment objectives or strategies. The Board considered DMC’s and Nomura’s representations that there are no planned or anticipated material personnel changes as a result of the Transaction, with the exception of the US leveraged credit team where certain team members are expected to remain with Macquarie. The Board further considered DMC’s representation that the US leveraged credit team Funds will all be managed with the same investment objective and in the same style post-closing and DMC representing that it believes that there will be no reduction in the quality of advisory services to those Funds. Otherwise, the portfolio managers responsible for the day-to-day management of the Funds are expected to continue to manage the Funds and certain sub-adviser(s) are expected to continue to manage their respective sleeves of the Funds pursuant to New Sub-Advisory Agreements that would be substantially similar to the Current Sub-Advisory Agreements. The Board also noted management’s representation that the New Sub-Advisory Agreements would not require shareholder approval, and that management proposed that the Board approve the New Sub-Advisory Agreements pursuant to the Funds’ manager of managers
    33

Other Fund information (Unaudited)
Nomura Small Cap Value Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
exemptive relief. In addition, the Board also considered that, in connection with the Transaction, certain investment professionals at Macquarie-affiliated sub-advisers would be employed by Nomura advisory affiliates in the United Kingdom and Australia and would continue to manage the Funds they currently manage under participating affiliate arrangements.
Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements and New Sub-Advisory Agreements will be substantially similar to the Current Investment Advisory Agreements and Current Sub-Advisory Agreements, respectively, and they therefore considered the many reports furnished to them throughout 2024 and 2025 at regular Board meetings covering matters such as the relative performance of the Funds; the compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the Code of Ethics adopted throughout the Macquarie Funds complex; and the adherence to fair value pricing procedures as established by the Board. Further, and consistent with its continued oversight of these matters, the Board discussed with DMC and Nomura the impact of the Transaction on the remediation efforts and actions and specific initiatives being undertaken to enhance DMC’s compliance, risk, operational and portfolio management functions arising out of DMC’s previously announced settlement agreement with the SEC in September 2024. The Board relied on commitments by DMC and Nomura that these remediation efforts and actions and specific initiatives would not be negatively affected by the Transaction and would continue through and following Closing.
The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Investments Fund Services Company (“DIFSC”). The Board routinely reviews DIFSC’s performance.
Nomura and DMC indicated that they currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC (with the exception of the US leveraged credit team, as indicated above) or (ii) third parties providing operational services to the Funds, and stated that the nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory Agreements and New Sub-Advisory Agreements. The Board also considered that management of Nomura and Macquarie represented that there would  not be any “unfair burden”  imposed on any of the Funds for the first two years following the Closing as a result of the Transaction in accordance with Section 15(f) of the 1940 Act, and that they did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution, or other shareholder services) currently provided to the Funds and their shareholders. The Board noted, among other things, the contractual expense limitations or reimbursements currently in effect for certain Funds and Nomura’s acknowledgment of
34

Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds.
Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. The Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year and considered its review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board also considered DMC’s representations that neither the Transaction, the New Investment Advisory Agreements nor the New Sub-Advisory Agreements would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Nomura did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance (with the exception of the US leveraged credit team), (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction, (iii) the Funds would not bear any Transaction-related expenses, and (iv) as indicated by Nomura and Macquarie, there was not expected to be any “unfair burden” imposed on the Funds as a result of the Transaction.
Comparative Expenses. At its August 2024 meeting, the Board evaluated expense comparison data for the Funds. At that meeting, DMC provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Broadridge as being similar to each Fund (the “Expense Group”). The Board placed significant emphasis on the Funds’ expenses in view of their importance to shareholders. The Board gave appropriate consideration to expense reports and discussions with DMC at Board meetings throughout the year and considered its prior review of expenses in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in August 2024.
The Board considered the representations of DMC and Nomura that neither the Transaction, the New Investment Advisory Agreements nor New Sub-Advisory Agreements would likely have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreements would remain the same, (ii) DMC had no current intention to change the  existing contractual expense limitations and reimbursement policy as a result of the Transaction, (iii) under the Purchase Agreement, Macquarie and Nomura would pay all reasonable costs related to the related proxy solicitation, and (iv) Nomura and Macquarie represented that, consistent with Section 15(f) of the 1940 Act, no “unfair burden” would be imposed on the Funds for the first two years after the Closing.
Management Profitability. At its August 2024 meeting, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its August 2024 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the Funds and the complex as a whole. Specific attention was given to the methodology followed in allocating costs for the
    35

Other Fund information (Unaudited)
Nomura Small Cap Value Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
purpose of determining profitability. At that meeting, the Board determined that the management fees charged under the Current Investment Advisory Agreements were reasonable in light of the services rendered and the level of profitability of DMC. Nomura advised the Board in June 2025 that it anticipated that management profitability would remain substantially the same following the Closing, noting that services and costs are expected to be the same.
The Board also requested and reviewed financial statements provided by Nomura for Nomura Holdings Inc., the parent of Nomura, for the purpose of evaluating Nomura’s ability to financially support DMC’s advisory business after the Closing and to seek to ensure that DMC can continue to provide services of a similar nature, extent, and quality to the Funds following the Closing as it has under the Current Investment Advisory Agreements.
Based on information provided by DMC and Nomura, the Board considered their representations that DMC would have sufficient financial resources following the Transaction to continue to provide the same level and quality of services to the Funds under the New Investment Advisory Agreements as is the case under the Current Investment Advisory Agreements. The Board also considered Nomura’s representation that it had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in DMC to the extent that Nomura determined it was appropriate.
Economies of Scale. The Board considered whether economies of scale would be realized by DMC as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Board took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. The Board also acknowledged Nomura’s statement that the Transaction would not by itself immediately provide additional economies of scale given Nomura’s limited presence in the US mutual fund market. Nonetheless, the Board considered that additional economies of scale could potentially be achieved in the future if DMC were owned by Nomura as a result of Nomura’s willingness to invest additional amounts in DMC if appropriate opportunities arise. The Board further considered that potential economies of scale could be achieved as a result of DMC’s potentially expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Nomura’s commitment to its global asset management business.
Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities. The Board also considered that Nomura and DMC may derive reputational, strategic, and other benefits from their association with the Funds, including, for Nomura and DMC, service relationships with DMC, DIFSC, and Delaware Distributors, L.P., and evaluated the extent to which DMC might derive ancillary benefits from Fund operations, including the potential for procuring additional
36

business as a result of the prestige and visibility associated with its role as service provider to the Funds and the potential benefits from allocation of Fund brokerage to improve trading efficiencies.
The Purchase Agreement. The Board considered the terms of the Purchase Agreement, including those related to Section 15(f) of the 1940 Act and that Macquarie and Nomura will bear the expenses related to the Funds’ proxy solicitation. At the June 2025 Meeting, the Board discussed the conditions to the Closing, including the requirements for obtaining consents to the change in control from DMC’s advisory clients, such as the Funds.
Board Review of Nomura. The Board reviewed detailed information supplied by Nomura about its operations. As previously noted, to consider DMC’s ability to continue to provide the same level and quality of services to the Funds, the Board requested, received, and reviewed information from Nomura concerning its financial condition to demonstrate its ability support DMC’s advisory business after the Closing. Based on this review, the Board considered that DMC would continue to have the financial ability to maintain the high quality of services required by the Funds.
Nomura described its proposed changes to DMC’s corporate governance, primarily through the anticipated addition of certain Nomura officers to DMC’s parent company. The Board considered Nomura’s statement that it plans to retain the pre-closing organizational and operating structure with respect to the Funds post-Closing as much as possible. Nomura described the proposed harmonization of the compensation system in use at DMC with the compensation plan used by Nomura, including short-term and long-term incentive compensation and equity interests for executive officers and investment personnel.
The Board also considered Nomura’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. In addition, the Board considered Nomura’s representation that the acquisition of DMC could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.
The Board noted that DMC has placed brokerage transactions with a broker/dealer affiliate of Nomura and received research in connection with those transactions. In addition, certain other Nomura affiliates participate as underwriters for securities offerings outside of the United States.
Conclusion. The Independent Trustees of each Trust deliberated in executive session; the entire Board of each Fund, including the Independent Trustees, then approved the Proposed Advisory Agreements. The Board concluded that the advisory fee rates under each New Investment Advisory Agreement are reasonable in relation to the services provided and that execution of the New Investment Advisory Agreements is in the best interests of the shareholders. For each Fund, the Board noted that they had concluded in their most recent advisory agreement continuance considerations in August 2024 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had
    37

Other Fund information (Unaudited)
Nomura Small Cap Value Fund
Statement Regarding Basis of Approval for Investment Advisory Contract (continued)
Board Considerations in Approving the Proposed New Investment Advisory Agreements at a Meeting Held on June 18, 2025 (continued)
not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Board also noted, with respect to the Funds that currently had the benefit of contractual fee limitations, that Nomura indicated it will maintain the Funds’ existing contractual expense limitations and/or advisory fee waivers post-Closing through the stated end date for such expense limitation and fee waiver. Nomura further indicated it has no current plans to increase advisory, administration, distribution, transfer agency, or other fees of the Funds following the Transaction. The Board noted Nomura’s acknowledgment of Macquarie’s intention to continue to comply with an expense limitation policy related to contractual fee waivers for certain Funds. On that basis, the Board concluded that each of the total expense ratio and proposed advisory fee for the Funds anticipated to result from the Transaction was acceptable.
In reaching its determination regarding the approval of the Proposed Advisory Agreements, the Board, including all of the Independent Trustees, considered the factors, conclusions and information they believed relevant in the exercise of their reasonable judgment, including, but not limited to, the factors, conclusions and information discussed above.
Further, in their deliberations, the Board members did not identify any particular factor (or conclusion with respect thereto) or information that was all important or controlling, and each Board member may have attributed different weights to the various factors (and conclusions with respect thereto) and information.
38

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Nomura Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Nomura Funds
Attention: 534437
1350 Penn Avenue, Suite 102
Pittsburgh, PA 15222
Nomura Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Nomura Asset Management, unless otherwise stated, refers to the Nomura Asset Management International business. Nomura Asset Management is part of the Investment Management Division of the Nomura Group, providing integrated public and private market asset management services across equities, fixed income, private credit and multi-asset solutions to intermediary and institutional clients. Nomura Asset Management primarily operates through several distinct investment managers, which includes Nomura Investment Management Business Trust (NIMBT), a Securities and Exchange Commission (SEC) registered investment adviser. Investment advisory services are provided to the Nomura Funds by Delaware Management Company, a series of NIMBT. The Nomura Funds mutual funds are distributed by Delaware Distributors, L.P., a registered broker/dealer and member of the Financial Industry Regulatory Authority (FINRA) and an affiliate of NIMBT. The Nomura Funds exchange-traded funds are distributed by Foreside Financial Services, LLC. Foreside Financial Services, LLC is not affiliated with any Nomura entity, including Delaware Management Company and Delaware Distributors, L.P.
(5645125)
SA-DEVIX-0726
This page is not part of the financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included as part of materials filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Equity Funds V

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	July 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Principal Executive Officer
Date:	July 31, 2026

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Principal Financial Officer
Date:	July 31, 2026